Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (4.8%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,308
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,507
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,488
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,481
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,064
	Auburn University College & University Revenue	3.250%	6/1/31	390	387
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,625
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/30	800	902
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	407
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,037
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,449
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	215
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,135
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,272
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	742
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,004
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,443
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,517
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,261
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,773

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,325
Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,607
Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,069
Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,789
Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/29	3,500	3,716
Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/30	4,000	4,297
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,805	2,805
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,974
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,095
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,212
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/27	1,000	1,045
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,722
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,875
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	99,875	100,030
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	13,665	14,544
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	41,235	44,162
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	72,835	70,673
Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	521
Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	104,205	104,429
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	350
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,001
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	777
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	28,184
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	876
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,503
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/26	3,095	3,101
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	63,925	64,024
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	100,655	105,195
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,355	53,576
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	52,570	52,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	18,370	19,588
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	8,320	8,911
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	15,495	16,758
[2]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	247
[2]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	215
[2]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,014
[2]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,164
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/30	1,450	1,557
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/30	1,450	1,564
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/31	1,500	1,627
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/31	1,500	1,656
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	2,595	2,830
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	25,000	27,882
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	690	698
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	693
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,547
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,570	1,670
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	2,001
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,303
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,070
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,020
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,138
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	31,025	34,250
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	451
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	216
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	561
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,028
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,672
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,400	1,472
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,998
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,066
	Jefferson County AL Sewer Revenue	5.000%	10/1/28	2,500	2,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,730	1,909
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,243
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	5,805	6,559
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,575	5,227
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	72,615	72,684
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.650%	1/10/25	7,395	7,397
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,168
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.780%	6/16/26	4,455	4,478
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,727
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,232
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,290
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,181
	Montgomery AL GO	3.000%	12/1/24	205	204
	Montgomery AL GO	3.000%	12/1/26	265	265
	Montgomery AL GO	3.000%	12/1/27	925	922
	Montgomery AL GO	3.000%	12/1/28	1,850	1,839
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,915	69,993
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	20,000	21,354
[3]	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1), SIFMA Municipal Swap Index Yield + 0.650%	4.520%	4/1/49	1,000	999
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,500
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	71,885	71,908
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/25	2,685	2,717
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/26	1,360	1,388
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/27	1,860	1,915
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/28	3,000	3,111
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/29	4,500	4,698
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/30	4,500	4,731
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,427
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	702
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,057
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,816
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	26,265	26,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	877
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,428
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	4,003
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,090
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,989
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,465
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	15,480	16,782
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	3,160	3,293
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	78,875	84,129
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	15,605	16,564
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,471
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	150
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	3,873
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,112
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,298
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,102
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,100	1,147
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,476
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	531
[2]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	429
[2]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	603
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	840
[2]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	795
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	8,145	8,099
					1,414,332
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	210	213
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	225
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	289
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	360
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	460	486
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	400
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	415
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	390	424
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	360	396
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	925	1,025
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/29	975	1,091
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	875	985
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	5,025	5,013
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	6,240	6,625
[4]	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,170	4,557
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/27	800	854
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/27	1,000	1,078
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/28	1,400	1,524
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,127
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,908
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,107
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	3,970	4,012
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,815
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	1,000	1,026
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	603
	North Slope Borough AK GO	5.000%	6/30/26	1,270	1,337
	North Slope Borough AK GO	5.000%	6/30/28	365	400
	North Slope Borough AK GO	5.000%	6/30/28	2,005	2,195
	North Slope Borough AK GO	5.000%	6/30/29	2,270	2,531
	North Slope Borough AK GO	5.000%	6/30/30	1,210	1,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	201
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,281
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,168
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,147
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,443
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,725	1,912
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,959
					65,749
Arizona (1.3%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	548
	Arizona COP, ETM	5.000%	10/1/26	8,145	8,635
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	5,000	5,034
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	15,050	15,152
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	1,000	1,007
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	16,530	16,530
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	6,905	6,905
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.800%	1/1/46	1,370	1,368
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.800%	1/1/46	4,000	3,938
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	602
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	759
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,209
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	220
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,011
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,011
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	762
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	808
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	240
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	868
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	10,920	11,655
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	1,400	1,360
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	608
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	250
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	400	406
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	129
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	168
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	133
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	750
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	749
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	130
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,699
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	445	473
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,510
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	270
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,485
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,564
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,640
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,728
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,760
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,696
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,732
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,715
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,610
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	409
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	521
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,309
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,668
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.470%	2/1/24	7,400	7,400
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	262
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	25
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,426
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	9,490	10,406
	Arizona State University College & University Revenue	5.000%	7/1/24	400	403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University College & University Revenue	5.000%	7/1/24	400	403
	Arizona State University College & University Revenue	5.000%	7/1/25	800	806
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,303
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	138
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	167
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	117
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	345
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	441
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,805	18,074
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	430	430
[5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	5,000	5,000
[5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	22,992	22,992
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	910
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	307
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,040
[2]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	118
[2]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	105
[2]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	267
[2]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	326
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	120
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	96
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	77
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	83
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	145
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	200
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	202
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	228
[5]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	2,109
[5]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/26	770	752
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,503
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,589
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,308
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,735
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,778
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,540	3,740
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,000	2,112
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,124
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	11,505	11,637
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	13,050
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,420	6,665
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	12,510	13,441
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	16,435	18,181
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.440%	1/1/35	5,930	5,920
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.670%	9/1/48	4,500	4,496
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,610	2,368
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,035	1,846
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,683
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,974
	Maricopa County Unified School District No. 4 Mesa GO (Project of 2018)	5.000%	7/1/29	1,035	1,162
[2]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,321
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,872
[5]	Phoenix IDA Charter School Aid Revenue	4.000%	7/1/25	1,885	1,868
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	401
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	405
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	299
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	333
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	346
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	354
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,324
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	353
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	450	448
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	241
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	353
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	554
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	768
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,284
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.750%	4/1/29	15,000	15,000
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,496
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,563
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,728
					390,167
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,077
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,750
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,892
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	16,941
	Arkansas GO	5.000%	10/1/24	9,500	9,515
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,352
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	569
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,521
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	325
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	30	30
	Bryant School District No. 25 GO	1.000%	2/1/24	250	250
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,906
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,140
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,550
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,428
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,134
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,156
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,955
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,836
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,384
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,078
	Rogers AR Water Revenue	4.000%	11/1/29	140	140
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	3,610	3,620
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,081
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,307
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	411
					83,348
California (7.4%)
[2,5,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.950%	2/1/24	6,475	6,475
[2,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	4.020%	2/1/24	1,799	1,799
[2]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,552
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,824
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,459
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	26,900	26,816
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	10,790	10,607
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	11,605	11,504
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,594
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,715	21,323
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	18,543
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.150%	4/1/56	8,900	8,890
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	4/1/56	15,000	14,641
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.280%	4/1/56	20,000	19,447
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	4/1/56	6,875	6,789
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.970%	4/1/45	15,400	15,403
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.970%	4/1/45	2,750	2,751
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.120%	4/1/36	8,740	8,773
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,429
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/28	380	386
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	470	478
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,768
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/29	655	667
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/29	510	520
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/28	1,250	1,306
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,850	1,945
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/29	1,500	1,582
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/30	1,650	1,743
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/30	2,100	2,226
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	61,890	62,029
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	42,370	44,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	50,000	55,053
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,760	13,699
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	63,695	64,086
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	85,805	91,787
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	25,650	27,093
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	38,000	40,769
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	4/1/32	10,000	10,789
	California GO	4.000%	4/1/25	2,990	3,031
	California GO	5.000%	4/1/25	15,510	15,899
	California GO	5.000%	4/1/25	51,400	52,689
	California GO	5.000%	8/1/25	10,000	10,331
	California GO	5.000%	9/1/25	31,680	32,792
	California GO	5.000%	9/1/25	6,945	7,189
	California GO	5.000%	9/1/25	13,900	14,388
	California GO	5.000%	11/1/25	5,685	5,908
	California GO	3.000%	3/1/26	20,000	20,037
	California GO	5.000%	4/1/26	8,300	8,703
	California GO	5.000%	4/1/26	10,575	11,088
	California GO	5.000%	8/1/26	5,710	6,035
	California GO	5.000%	8/1/26	1,060	1,084
	California GO	5.000%	8/1/26	5,970	6,310
	California GO	5.000%	8/1/26	27,635	29,210
	California GO	4.000%	9/1/26	10,125	10,460
	California GO	5.000%	9/1/26	1,000	1,059
	California GO	5.000%	10/1/26	10,000	10,612
	California GO	5.000%	10/1/26	6,000	6,367
	California GO	4.000%	11/1/26	18,875	19,549
	California GO	5.000%	4/1/27	9,010	9,678
	California GO	3.500%	8/1/27	10,000	10,250
	California GO	5.000%	9/1/27	14,000	15,182
	California GO	5.000%	9/1/27	10,000	10,844
[8]	California GO	4.000%	10/1/27	35,845	37,569
	California GO	5.000%	10/1/27	10,000	10,865
	California GO	5.000%	11/1/27	2,500	2,718
	California GO	5.000%	12/1/27	14,700	16,010
	California GO	5.000%	4/1/28	2,055	2,259
	California GO	5.000%	4/1/28	11,515	12,659
	California GO	5.000%	9/1/28	5,930	6,276
	California GO	5.000%	9/1/28	5,000	5,550
	California GO	5.000%	10/1/28	1,185	1,318
	California GO	5.000%	10/1/28	5,000	5,560
	California GO	5.000%	11/1/28	35,955	40,059
	California GO	5.000%	12/1/28	14,875	16,604
	California GO	5.000%	4/1/29	3,900	4,391
	California GO	4.000%	9/1/29	7,245	7,815
	California GO	5.000%	10/1/29	7,500	8,541
	California GO	5.000%	8/1/30	15,120	15,975
	California GO	5.000%	10/1/30	13,115	15,207
	California GO	4.000%	9/1/31	860	879
	California GO	4.000%	8/1/32	8,025	8,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/35	1,195	1,279
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,020
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,045
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	185
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,747
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,910
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,274
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	10,400	10,402
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	11,620	11,619
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	2,500	2,502
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	969
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,212
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	10,810	11,376
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	10,000	10,586
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,530	11,762
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	13,240	13,699
	California Health Facilities Financing Authority Revenue	5.000%	7/1/29	4,510	4,920
	California Health Facilities Financing Authority Revenue	5.000%	7/1/30	4,630	5,114
[5]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	40,000	40,000
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	997
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,404
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,575
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	153
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	28,817
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	11,500	11,434
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	6,825	6,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	6,130	6,095
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	12/1/50	6,975	6,802
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,864
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	628
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	728
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	2,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	813
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	635
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	890	887
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,489
[5]	California Municipal Finance Authority Local or Guaranteed Revenue TOB VRDO	3.400%	2/1/24	13,870	13,870
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,261
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	2,375	2,373
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,425
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	18,866
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,343
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	19,755
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	18,155
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	4,515	4,971
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	7,736
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,262
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,154
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,134
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,780
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,873
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	5,089
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,173
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,521
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,475
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,509
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	4,023
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,036
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,000	1,036
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,234
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,244
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,095	13,510
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	6,076
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,809
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,635
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,186
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,885	1,844
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	3.970%	7/1/46	7,305	7,293
[10]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,018
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,049
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	805
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	289
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,079
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,056
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,316
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,382
[5,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.950%	2/1/24	5,860	5,860
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	24,968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,025
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,990	6,202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,260
[2]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	670
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,706
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,467
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	20,475	20,451
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	8,340	8,330
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/47	3,750	3,746
	Norris CA School District GO, Prere.	0.000%	5/1/24	500	253
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	613
[11]	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	32,550	32,565
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.320%	2/1/24	22,200	22,200
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,011
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,665	3,745
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,500	2,559
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,500	1,538
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,491
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,820
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,641
[5,6]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.500%	2/1/24	64,500	64,500
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,257
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,030
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,426
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,970
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,374
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,129
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	2,450	2,550
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,179
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,461
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,197
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,703
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	3,868
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,631
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,163
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,507
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,577
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,007
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,732
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.270%	2/1/24	50,000	50,000
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.270%	2/1/24	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	46,901
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,809
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,850	38,040
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,618
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,538
	San Mateo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31	1,000	1,031
	Solano County Community College District GO	5.000%	8/1/25	5,195	5,375
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	19,248
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,094
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	6,000	6,169
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	1,375	1,377
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	236
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	685
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	708
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	804
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	538
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	748
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	624
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	816
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	529
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	252
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,300
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	979
[2]	William S Hart Union High School District GO	0.000%	9/1/27	515	460
					2,174,018
Colorado (1.7%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,237
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,889
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	5,082	5,133
	Boulder County CO Sales Tax Revenue	2.000%	7/15/29	1,950	1,752
	Boulder County CO Sales Tax Revenue	2.000%	7/15/30	1,500	1,331
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	3,070	3,046
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	208
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	105
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,438	17,441
	Colorado COP	5.000%	3/15/24	660	661
	Colorado COP	5.000%	3/15/24	780	782
	Colorado COP	5.000%	12/15/25	8,410	8,747
	Colorado COP	5.000%	12/15/27	5,925	6,447
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,716
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	104
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	65
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	139
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,223
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,115
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	657
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	815
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,545	3,617
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,520
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,957
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	558
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,273
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	441
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,149
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,631
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	468
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,627
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	370
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	488
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,686
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	317
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,366
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	665	703
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	446
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,803
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	751
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,770	5,291
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,830	1,988
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,100
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,556
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,195
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,000	4,056
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	22,925	23,593
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,319
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	42,931
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	16,050	16,863
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	48,305	52,478
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,075	10,894
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,100	19,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,005
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,275
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,244
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,523
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.420%	5/15/61	13,980	13,874
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,557
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	2,030	2,024
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	4,570	4,577
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	7,750	7,620
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,400	2,482
[5]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	13,000	13,000
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.740%	12/1/25	4,860	4,861
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,714
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/30	1,425	1,493
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/32	1,360	1,423
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,261
	Denver CO City & County GO	5.000%	8/1/28	10,425	11,549
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,785	2,896
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,186
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	309
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,681
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	955
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	5,280	5,268
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,429
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	17,449
[2]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	457
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	915	915
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	258
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	368
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	518
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	544
[2]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	887
[2]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,034
	Nine Mile Metropolitan District Tax Increment/Allocation Revenue	4.625%	12/1/30	1,125	1,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/27	225	240
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/29	240	264
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/30	325	363
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/31	300	340
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,923
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,590	1,580
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,551
	Regional Transportation District COP	5.000%	6/1/25	1,730	1,777
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,731
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,784
	Regional Transportation District COP	5.000%	6/1/26	1,000	1,049
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,926
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	409
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	312
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	630
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	1,625	1,720
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	640
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	592
[5,6]	Sales Tax Securitization Corp. COP TOB VRDO	3.950%	2/1/24	7,500	7,500
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,085
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,235	24,034
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,240	3,155
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	3,220	3,086
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	12,500	12,550
[2]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	132
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	186
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	205
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	220
[2]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	267
					515,790
Connecticut (1.6%)
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,618
	Connecticut GO	5.000%	4/15/25	7,075	7,244
	Connecticut GO	5.000%	5/15/25	10,000	10,257
	Connecticut GO	5.000%	9/15/25	5,345	5,525
	Connecticut GO	5.000%	10/15/25	2,115	2,189
	Connecticut GO	4.000%	5/15/26	1,175	1,206
	Connecticut GO	3.000%	6/1/26	5,000	5,000
	Connecticut GO	4.000%	1/15/27	15,510	16,055
	Connecticut GO	5.000%	3/1/27	1,005	1,008
	Connecticut GO	4.000%	5/15/27	100	102
	Connecticut GO	3.000%	6/1/27	5,000	5,015

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	7/15/27	11,000	11,860
Connecticut GO	5.000%	8/15/27	190	200
Connecticut GO	4.000%	1/15/28	10,000	10,478
Connecticut GO	4.000%	1/15/28	3,765	3,945
Connecticut GO	3.000%	6/1/28	6,875	6,899
Connecticut GO	5.000%	11/15/28	100	104
Connecticut GO	5.000%	1/15/29	9,050	10,059
Connecticut GO	4.000%	1/15/30	3,500	3,758
Connecticut GO	4.000%	3/1/33	135	135
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	461
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	244
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	240
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	332
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	458
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	763
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	882
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	870
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,504
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	857
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	985	980
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	880	863
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	880	878
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	4,335	4,320
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	6,610	6,584
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,425	1,377
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/49	1,850	1,843
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,975	3,857
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	165
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	930
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,102
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,087
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	934
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,210	3,174
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,214
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	11/15/50	21,775	21,714
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.500%	5/15/51	22,935	22,892
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	7,760
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,054
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	515
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	5,052
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	365	376
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	8,016
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,570
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	252
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,148
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	512
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,337
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,550
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,995
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	20,830	20,811
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	17,175	16,861
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,990	17,496
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,358
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,747
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	22,745	22,636
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,155	4,135
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	29,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.000%	7/1/27	5,325	5,335
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	325
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,667
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	176
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,007
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	386
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	5,986
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	178
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	606
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,039
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	207
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,033
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	1,998
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,846
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	262
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,993
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,706
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	367
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,395
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	820	883
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,058

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	425	464
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,641
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,615
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	12,250	12,386
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	16,750	17,483
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	126
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	128
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	261
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,115
Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	955	941
Hartford CT Special Obligation Revenue	5.000%	4/1/25	1,495	1,528
Hartford CT Special Obligation Revenue	5.000%	4/1/26	1,475	1,542
Hartford CT Special Obligation Revenue	5.000%	4/1/27	2,120	2,265
Hartford CT Special Obligation Revenue	5.000%	4/1/28	2,750	2,996
Metropolitan District GO	3.000%	3/1/29	3,000	2,985
University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,036
University of Connecticut College & University Revenue	5.000%	2/15/29	750	762
University of Connecticut College & University Revenue	5.000%	8/15/29	1,240	1,397
University of Connecticut College & University Revenue	5.000%	8/15/30	1,275	1,465
University of Connecticut College & University Revenue	5.000%	8/15/30	1,600	1,838
				474,771
Delaware (0.1%)
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	10,435	9,787
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,372
Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,603
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	402
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	712
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	827
				18,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (0.9%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	228
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	612
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,440	1,446
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,300	1,310
	District of Columbia College & University Revenue	5.000%	4/1/27	570	599
	District of Columbia College & University Revenue	5.000%	4/1/28	650	695
	District of Columbia College & University Revenue	5.000%	4/1/29	250	272
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,133
	District of Columbia GO	5.000%	6/1/26	3,205	3,370
	District of Columbia GO	5.000%	6/1/27	3,110	3,348
	District of Columbia GO	5.000%	6/1/28	6,855	7,544
	District of Columbia GO	5.000%	6/1/29	9,230	10,382
	District of Columbia GO	5.000%	6/1/30	15,000	17,209
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	3,035	2,959
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,958
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,290	1,294
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,903
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,470
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,852
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,000	5,119
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,453
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	14,000	14,530
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,703
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,645
[4]	District of Columbia Income Tax Revenue	5.000%	10/1/30	6,940	7,975
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	5,151
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	13,005	12,789
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,425	12,122
[5,6]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.960%	2/1/24	32,950	32,950
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.990%	2/1/24	17,578	17,578
[2,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.990%	2/1/24	12,725	12,725
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	5,110	5,515
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	10,000	11,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	2,080	2,345
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/31	5,915	6,339
					254,559
Florida (3.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	219
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,225
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	809
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	147
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,540
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	236
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,269
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	142
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	984
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	131
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	490
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,210	8,496
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	2,945	2,945
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,007
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,765	1,702
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/32	5,080	4,675
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,068
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,000	3,056
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,152
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,000	4,152
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,232
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	3,595	3,800
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,312
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	3,800	4,086
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,399
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	744
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	4,185	4,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,890	3,897
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	2/1/24	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,045
[2]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,094
[1,5]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.980%	2/1/24	1,860	1,860
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/27	5,870	6,260
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/28	4,445	4,835
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/29	6,775	7,521
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/30	6,665	7,562
	Broward County FL School District COP	5.000%	7/1/24	400	403
	Broward County FL School District COP	5.000%	7/1/24	6,765	6,816
	Broward County FL School District COP	5.000%	7/1/25	12,730	13,089
	Broward County FL School District COP	5.000%	7/1/26	6,425	6,754
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,067
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	998
[5,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.700%	2/7/24	7,717	7,717
[2]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,365
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,148
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,000	1,011
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,969
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	115	115
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,520	1,461
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,850	5,478
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	660	646
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	204
	Central Florida Tourism Oversight District GO	5.000%	6/1/24	2,530	2,544
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	11,350	11,520
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/27	1,080	1,073
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,110	3,110
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	211
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	406
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	405
[2]	Duval County Public Schools COP	5.000%	7/1/25	1,850	1,901
[2]	Duval County Public Schools COP	5.000%	7/1/26	2,380	2,499
[2]	Duval County Public Schools COP	5.000%	7/1/27	3,420	3,668
[2]	Duval County Public Schools COP	5.000%	7/1/28	4,775	5,227
[2]	Duval County Public Schools COP	5.000%	7/1/29	5,845	6,533
[2]	Duval County Public Schools COP	5.000%	7/1/30	6,105	6,937
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,403
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	378
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	426
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	430
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,179
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	384
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,264
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	745	811
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,888
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,101
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,367
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,421
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,773
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	5,943
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	199
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	199
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	200
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	3,480	3,411
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	140
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	575	578
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	191
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	450	453
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	997
	Florida Development Finance Corp. Charter School Aid Revenue	4.500%	6/15/31	2,000	1,965
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	215
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	319
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	398
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	780	805
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	744
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	542
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	295
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	316
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	310	309
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	472
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	485
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,445
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	214
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	524
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,224
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,050	2,231
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,435	1,294
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,346
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,395	1,237
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	1.000%	10/1/31	6,920	7,708
	Florida GO	5.000%	6/1/27	6,595	7,109
	Florida GO	4.000%	6/1/30	4,000	4,094
[2]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,052
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	500
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	233
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	294
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	525

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	993
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	532
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,801
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,010
Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	351
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	115
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	252
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	280
Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,375
Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,430
Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,483
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	2,880	2,871
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	1,960	1,931
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,525	1,495
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	14,795	15,236
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,116
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,281
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,406
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	9,500	9,953
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	12,230	12,794
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,394
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,130
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,497
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,275	1,329
Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	258
Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	184
Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,088
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	3,610	3,938
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,193
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,194
[2]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	184
[2]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	383
[2]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	390
[2]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	198
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	952
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,119
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,934
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	815
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,752
[2]	Hernando County School District COP	5.000%	7/1/28	3,825	3,991
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	172
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	195
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	242
[5]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.970%	2/1/24	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,351
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,021
	Hillsborough County School Board COP	5.000%	7/1/24	975	981
	Hillsborough County School Board COP	5.000%	7/1/28	40	42
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,766
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,703
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,037
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	252
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,626
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,847
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	8,699
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,351
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,647
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,577
[5,6]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.330%	2/1/24	42,473	42,473
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	28,163
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	394
[2]	Lake County School Board COP	5.000%	6/1/24	200	201
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	2,170	2,170
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	429
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	392
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,000
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	208
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	5,725	5,498
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.750%	10/1/27	1,710	1,645
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	243
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	297
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,247
	Lee County School Board COP	5.000%	8/1/27	6,545	7,045
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,560
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,066
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	26,000	26,560
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,002
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/31	3,000	3,166
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/32	3,750	3,952
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,150
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/25	1,735	1,790
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,724
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/25	1,725	1,782
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	984
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,590
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	1,780	1,787
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	863
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,170
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/28	1,000	1,089
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	895
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,131
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,287
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,414
[2,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,635
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,554
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,419
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	930
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,474
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,112
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	297
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,271
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	307
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	151
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,297
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,027
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,771
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,181
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,060
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	290
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,007
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,169
	Miami-Dade County FL GO	5.000%	7/1/33	4,500	4,699
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,192
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,000	3,060
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,500	1,580
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	816
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	202
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	229
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/29	120	126
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	390
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	2,395	2,460
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,659
Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,116
Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	3,375	3,367
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,008
Miami-Dade County School Board COP	5.000%	2/1/25	635	646
Miami-Dade County School Board COP	5.000%	5/1/25	155	158
Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,332
Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,125
Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,137
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,948
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,622
Midtown Miami Community Development District Special Assessment Revenue (Parking Garage Project)	4.250%	5/1/24	940	939
Miromar Lakes Community Development District Special Assessment Revenue	5.000%	5/1/28	1,505	1,515
North Springs Improvement District Special Assessment Revenue	4.000%	5/1/28	1,850	1,821
North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,541
North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,639
North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,741
North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,845
North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,960
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,730
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	3,998
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,290
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,595
Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,735
Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,233
Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,683
Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,131
Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,453
Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	9,740	9,757
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,000	1,002
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,177
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,061
Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,380
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,494
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	612
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,084
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,484
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,379
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,801
[5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	2/7/24	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/48	1,370	1,366
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,508
	Orange County School Board COP	5.000%	8/1/29	1,300	1,454
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	41
[2]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/24	1,455	1,471
[2]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/25	1,630	1,675
[2]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,547
[2]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	533
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	28,345	24,751
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,273
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	171
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	186
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	281
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	303
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	518
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	686
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	632
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	230
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	250
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	261
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	266
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	359
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	661
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	148
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	476
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	775	760
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	595
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	213
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	400	429
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	216
[5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	2/7/24	5,425	5,425
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,614
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,109
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,358
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,772
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,042
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	41,000	45,566
[1]	Pasco County School Board COP	5.000%	8/1/25	250	257
[2]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	773
[2]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	870	917
[2]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	970
[2]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,035
[2]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/29	1,815	2,015
[2]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/30	4,935	5,576
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	2,010	2,004
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	262
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	461
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,675
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,568
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,246
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	954
[5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	2/1/24	11,000	11,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	2/1/24	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	5/1/29	2,000	2,039
	School District of Broward County COP	5.000%	7/1/29	4,000	4,092
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	220	217
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	305	299
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/27	235	229
	Seminole FL Water & Sewer Water Revenue	4.000%	10/1/29	1,450	1,471
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,215
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,600
[5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	2/1/24	1,034	1,034
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,406
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,461
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,590
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,287
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/24	430	427
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	555	541
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	860	829
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	810	773
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,675
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,825
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,060
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,172
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	307
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	475	494
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	264
[5]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.070%	2/1/24	3,855	3,855
[5]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.070%	2/1/24	4,585	4,585
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,110
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,048
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,022
[5]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/28	1,415	1,402
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	4,940	4,951
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	501
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	2,500	2,518
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	703
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	1,555	1,569
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	3,115	3,143
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	1,840	1,818
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	465	466
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	260	274
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/27	375	401
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,097
					985,259
Georgia (3.5%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,835	2,857
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	3,013
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,179
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,357
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,522
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,701
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/30	7,045	7,715
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	663
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	707
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	753
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,676
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,286
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,053
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,355	1,459
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,020	2,219
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,080	1,212
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,345	2,684
	Atlanta GA GO	5.000%	12/1/29	5,000	5,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA GO	5.000%	12/1/30	5,000	5,795
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	909
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,421
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.000%	9/1/24	3,339	3,294
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,445	9,708
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/28	1,125	1,206
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/29	1,085	1,160
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/30	870	931
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/32	1,395	1,492
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,289
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	8,884
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	103
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	103
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	104
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	137
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	4,295
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,940	12,995
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	665
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	882
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Multiple Utility Revenue	5.000%	3/1/30	1,010	1,065
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	833
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,103
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	428
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/34	2,560	2,634
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	438
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	219
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	717
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,047
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	465
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,024
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	919
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	475
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	502
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,079
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,300	2,523
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,000	2,226
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	501
[5,6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	2,070	2,070
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	29,865	30,756
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	11,240	12,132
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	865
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	200
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	254
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	388
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,108
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,074
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,001
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	559
[5,6]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	1,455	1,455
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	6,425	6,316
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,330	2,332
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,710
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	3,270	3,277
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,990	2,996
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,273
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,273
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	3,130	3,134
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	600
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,794
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	501
[5,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	5,625	5,625
[5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	2/7/24	2,495	2,495
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,179
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	300	299
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	823
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	943
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	969
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,501
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	305
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	304
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	259
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	727
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	725
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	955
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,318
	Georgia GO	5.000%	2/1/25	2,000	2,042
	Georgia GO	5.000%	7/1/26	8,820	9,306
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,887
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	705
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,904
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,069
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,747
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	405
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	850
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	856
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,263
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	943
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,773
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,212
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,367
	Georgia Municipal Electric Authority Nuclear Revenue	3.375%	1/1/32	100	99
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/25	395	397
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,484
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	615	624
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/26	425	430
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	630	653
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	1,760	1,855
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/28	430	443
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	2,870	3,076
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	369
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	431
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	615
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	923
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	157
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	686
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	580
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	214
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	207
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	332
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	224
	Georgia Municipal Electric Authority Nuclear Revenue (Project 1)	4.000%	1/1/28	220	224
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	314
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	505	512
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	160	162
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,400
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,054
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,501
[2,5,6]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	4.690%	2/1/24	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,613
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,013
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,029
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	531
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	10,000	10,325
	Houston Healthcare System Inc., Revenue RAN, Prere.	5.000%	4/1/24	5,170	5,179
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	451
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	179
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,002
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	979
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	8,891
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	334
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	290	293

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,054
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,536
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	254
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	489
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	352
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,326
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	280	288
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	578
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	639
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	519
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	489
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,218
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,100	1,145
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/28	1,000	1,046
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/28	1,500	1,598
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	4,941
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	2,700	2,832
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	2,250	2,370
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	2,940	3,107
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/30	2,630	2,800
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	2,355	2,498
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	94,035	94,187
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	92,134
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	20,390	20,481
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	91,860	92,077
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	41,845	43,939
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	18,910	18,924
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	66,935	70,968
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	26,420
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	104,555	111,208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	49,690	52,603
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	28,130	30,102
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/25	620	635
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/27	425	452
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/28	530	575
Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,609
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	612
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	624
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	531
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	992
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	404
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	655
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	565
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	504
Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	862
South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,503
White County Development Authority College & University Revenue	5.000%	10/1/29	1,795	1,760
				1,037,673
Guam (0.2%)
Guam Department of Education COP	3.625%	2/1/25	320	318
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,106
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	859
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	502
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,262
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	942
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	509
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	996
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,100	1,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	367
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,327
	Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,400
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	1,860	1,875
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,533
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	580	593
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	450	460
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,400	1,491
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	2,070	2,115
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,160
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,566
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,008
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,509
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,595
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,233
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,045
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,450
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,858
					47,186
Hawaii (0.1%)
	Georgia GO	5.000%	10/1/29	1,250	1,316
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	7/1/39	6,665	6,665
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	7/1/39	1,730	1,730
	Hawaii GO	4.000%	8/1/32	4,500	4,501
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,845	1,976
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,876
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,101
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,300	4,451
					23,616
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (PUB Parking Facilities Project)	4.000%	9/1/26	250	256
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	124
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,085	1,098
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	238
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	920	947
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	285
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,880	1,934
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,352
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	6,605	6,721
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	945
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,117
[9]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/50	845	842
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	160
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	578
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	479
					18,514
Illinois (7.4%)
[2]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,015
[2]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	500
[2]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	560
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	232
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	673
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	373
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	726
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	343
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,666
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,618
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,006
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,075
	Chicago Board of Education GO	5.000%	12/1/24	12,500	12,581
[2]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,859
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,218
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,158
[10]	Chicago Board of Education GO	0.000%	12/1/25	5,105	4,763
[10]	Chicago Board of Education GO	0.000%	12/1/25	6,220	5,804
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,212
	Chicago Board of Education GO	5.000%	12/1/25	14,605	14,850
[2]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,597
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,542
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,017
[12]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,500
	Chicago Board of Education GO	0.000%	12/1/26	17,205	15,415
[10]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,659
[10,13]	Chicago Board of Education GO	0.000%	12/1/26	95	85
	Chicago Board of Education GO	5.000%	12/1/26	10,675	10,987
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,187
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,980
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,492
[13,14]	Chicago Board of Education GO	5.500%	12/1/26	10,475	11,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,287
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,536
	Chicago Board of Education GO	0.000%	12/1/27	500	431
[10]	Chicago Board of Education GO	0.000%	12/1/27	1,060	916
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,882
[2]	Chicago Board of Education GO	5.000%	12/1/27	550	578
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,738
[2]	Chicago Board of Education GO	5.000%	12/1/27	4,450	4,680
	Chicago Board of Education GO	5.000%	12/1/27	3,860	4,011
[12]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,199
[10,13]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,460
[10]	Chicago Board of Education GO	0.010%	12/1/28	13,020	10,812
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,254
	Chicago Board of Education GO	5.000%	12/1/28	6,285	6,578
[10]	Chicago Board of Education GO	0.000%	12/1/29	550	438
	Chicago Board of Education GO	5.000%	12/1/29	16,420	17,314
	Chicago Board of Education GO	5.000%	12/1/30	11,645	12,197
[2]	Chicago Board of Education GO	5.000%	12/1/30	5,340	5,667
	Chicago Board of Education GO	5.000%	12/1/30	1,820	1,934
	Chicago Board of Education GO	5.000%	12/1/30	4,535	4,634
[2]	Chicago Board of Education GO	5.000%	12/1/30	1,000	1,064
[12]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,696
[5]	Chicago Board of Education GO	6.750%	12/1/30	1,065	1,178
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,205	878
	Chicago Board of Education GO	5.000%	12/1/31	7,590	8,037
	Chicago Board of Education GO	5.000%	12/1/31	6,045	6,208
[2]	Chicago Board of Education GO	5.000%	12/1/31	4,640	4,907
	Chicago Board of Education GO	5.000%	12/1/32	1,250	1,306
[2]	Chicago Board of Education GO	5.000%	12/1/32	2,800	2,971
[2]	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,115
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,059
	Chicago Board of Education GO	5.000%	12/1/34	4,960	5,054
	Chicago Board of Education GO	5.000%	12/1/34	2,000	2,038
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,388
[5]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,904	1,904
	Chicago IL GO	0.000%	1/1/25	1,130	1,088
	Chicago IL GO	5.000%	1/1/25	13,180	13,330
	Chicago IL GO	5.000%	1/1/25	3,100	3,135
	Chicago IL GO	5.000%	1/1/26	330	333
	Chicago IL GO	5.000%	1/1/26	6,020	6,177
	Chicago IL GO	5.000%	1/1/26	10,920	11,204
	Chicago IL GO	5.000%	1/1/26	2,285	2,325
	Chicago IL GO	5.000%	1/1/26	1,260	1,273
	Chicago IL GO	5.000%	1/1/26	1,720	1,745
	Chicago IL GO	5.000%	1/1/26	1,565	1,581
	Chicago IL GO	5.000%	1/1/27	8,450	8,814
	Chicago IL GO	5.000%	1/1/27	645	658
	Chicago IL GO	5.000%	1/1/28	8,655	9,152
	Chicago IL GO	5.000%	1/1/28	2,450	2,591
	Chicago IL GO	5.000%	1/1/29	3,670	3,927
	Chicago IL GO	5.000%	1/1/29	2,500	2,550
	Chicago IL GO	5.000%	1/1/30	7,320	7,915
	Chicago IL GO	5.000%	1/1/30	5,285	5,715
	Chicago IL GO	5.625%	1/1/30	9,010	9,428
	Chicago IL GO	5.000%	1/1/31	515	523
	Chicago IL GO	5.625%	1/1/31	4,500	4,707
	Chicago IL GO	5.500%	1/1/33	7,985	8,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO, ETM	0.000%	1/1/26	300	282
[10]	Chicago IL GO, ETM	0.000%	1/1/26	235	221
	Chicago IL GO, ETM	0.000%	1/1/27	1,000	911
[10]	Chicago IL GO, ETM	0.000%	1/1/27	1,000	911
[10]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,867
[10]	Chicago IL GO, ETM	0.000%	1/1/28	100	88
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,542
[9]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,236
[1,5]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.990%	2/1/24	6,200	6,200
[1,5,6]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.990%	2/1/24	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,091
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,014
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,599
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,005	4,061
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,274
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,056
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,638
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	301
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,929
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	4,253
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	465	503
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,713
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	1,000	1,003
[2,5]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	4.670%	2/1/24	2,880	2,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,744
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,135
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,109
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,866
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,646
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,350
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,000	3,137
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,000	1,069
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,842
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,000	2,091
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,047
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	858
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	3,555	3,842
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,000	1,044
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/32	1,055	1,139
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,175
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,655	1,670
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,700	1,720
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	121
[2]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,930
[2,5]	Chicago IL Waterworks Water Revenue TOB VRDO	4.670%	2/1/24	7,230	7,230
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	905
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,001
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,065
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,020
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,750	2,927
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,000	2,000
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	5,000	5,434
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,332
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,135
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,000	2,302
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	763
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	845
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,913
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,269
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	360
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,335
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,649
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	315	342
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,645	1,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,562
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	450	496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,135	1,268
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,140
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,990
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	6,044
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,989
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,301
	Chicago Park District GO	5.000%	11/15/24	680	689
	Chicago Park District GO	4.000%	1/1/25	390	393
	Chicago Park District GO	5.000%	1/1/25	625	635
	Chicago Park District GO	5.000%	1/1/25	315	315
	Chicago Park District GO	5.000%	1/1/25	300	300
[1]	Chicago Park District GO	5.000%	1/1/25	200	203
	Chicago Park District GO	5.000%	11/15/25	1,430	1,476
	Chicago Park District GO	5.000%	1/1/26	1,000	1,035
[1]	Chicago Park District GO	5.000%	1/1/26	550	570
	Chicago Park District GO	5.000%	1/1/26	180	180
	Chicago Park District GO	5.000%	11/15/26	1,500	1,578
	Chicago Park District GO	5.000%	1/1/27	925	955
[1]	Chicago Park District GO	5.000%	1/1/27	650	683
	Chicago Park District GO	5.000%	1/1/27	1,000	1,052
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,066
	Chicago Park District GO	5.000%	1/1/28	1,110	1,189
	Chicago Park District GO	5.000%	1/1/29	620	620
	Chicago Park District GO	5.000%	1/1/29	750	815
	Chicago Park District GO	5.000%	1/1/30	1,320	1,462
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	2,023
	Chicago Park District GO	5.000%	1/1/31	700	785
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	1,036
[1,5]	Chicago Park District GO TOB VRDO	3.950%	2/1/24	12,000	12,000
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,086
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,255
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,232
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,500
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,656
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,989
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,590
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	7,495	7,885
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,250	4,544
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,751
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,845	6,352
[1,5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.990%	2/1/24	3,070	3,070
[1,5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.630%	2/1/24	15,000	15,000
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/28	1,600	1,738
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,104
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,250	1,399
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,555	1,758
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,700
[2]	Cook County IL GO	5.000%	11/15/26	3,710	3,929
	Cook County IL GO	5.000%	11/15/27	1,205	1,268
	Cook County IL GO	5.000%	11/15/28	2,705	2,844
	Cook County IL GO	5.000%	11/15/28	350	385
	Cook County IL GO	5.000%	11/15/29	3,600	4,039
	Cook County IL GO	5.000%	11/15/30	2,200	2,317
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	650	686
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	350	376
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	290	317
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	140	156
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	275	307
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	300	337
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	1,046
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,130
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,296
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,367
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,735
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	680
[2]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,082
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,195
[1]	Crestwood IL GO	5.000%	12/15/28	1,820	1,961
[1]	Crestwood IL GO	5.000%	12/15/29	1,910	2,093
[1]	Crestwood IL GO	5.000%	12/15/31	1,345	1,509
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	499
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	626
	Elk Grove Village IL GO	3.000%	1/1/25	560	558
[2]	Franklin Park IL GO	4.000%	7/1/30	1,015	1,021
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,965
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,990	8,471

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,675
Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,245
Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	253
Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	879
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	903
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,323
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	103
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	276
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	530
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	706
Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	235
Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	733
Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	311
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	542
Illinois Finance Authority College & University Revenue	4.000%	10/1/30	3,115	3,166
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	986
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,413
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	802
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,657
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,245
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,670
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	505
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	605
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,407
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	7,721
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,623
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	128
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,017
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,840	1,892
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,500	4,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,481
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,024
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,446
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,717
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,311
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,875
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,600	2,726
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	259
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,029
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,274
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,066
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,181
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	605
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	650	675
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,829
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,477
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	994
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,940
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	550	572
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,420	1,493
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	1,010	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,622
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,030	1,062
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	8,325	8,486
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	12,030	12,271
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	13,840	14,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	8,730	9,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,395	1,406
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,236
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,130
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.200%	4/1/51	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	5/1/42	1,405	1,377
	Illinois Finance Authority Intergovernmental Agreement Revenue	5.000%	12/15/24	720	732
	Illinois Finance Authority Intergovernmental Agreement Revenue	5.000%	12/15/25	1,000	1,039
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,165
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.917%	11/1/34	10,380	10,362
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,096
	Illinois GO	5.000%	2/1/24	780	780
	Illinois GO	5.000%	2/1/24	780	780
	Illinois GO	4.000%	3/1/24	2,185	2,186
	Illinois GO	5.000%	4/1/24	315	316
	Illinois GO	4.000%	5/1/24	225	225
	Illinois GO	5.000%	5/1/24	375	376
	Illinois GO	5.000%	5/1/24	2,000	2,007
	Illinois GO	5.500%	5/1/24	375	377
	Illinois GO	5.000%	6/1/24	2,500	2,512
	Illinois GO	5.000%	7/1/24	4,080	4,105
	Illinois GO	5.000%	10/1/24	765	773
	Illinois GO	5.000%	10/1/24	5,000	5,051
	Illinois GO	5.000%	11/1/24	36,340	36,762
	Illinois GO	5.000%	2/1/25	550	551
	Illinois GO	4.000%	3/1/25	750	754
	Illinois GO	5.000%	3/1/25	2,750	2,798
	Illinois GO	5.000%	3/1/25	10,000	10,174
	Illinois GO	5.000%	4/1/25	4,170	4,180
	Illinois GO	5.000%	5/1/25	280	281
	Illinois GO	5.000%	5/1/25	2,500	2,551
	Illinois GO	5.000%	5/1/25	3,200	3,265
	Illinois GO	5.500%	5/1/25	3,000	3,079
	Illinois GO	6.000%	5/1/25	150	155
	Illinois GO	5.000%	7/1/25	7,750	7,932
	Illinois GO	5.000%	9/1/25	3,405	3,496
	Illinois GO	5.000%	11/1/25	28,750	29,609
[1]	Illinois GO	5.000%	11/1/25	10,000	10,304
	Illinois GO	5.000%	12/1/25	500	516
	Illinois GO	5.000%	12/1/25	660	681
	Illinois GO	5.000%	1/1/26	3,680	3,798
	Illinois GO	5.000%	2/1/26	3,125	3,129
	Illinois GO	5.000%	2/1/26	8,900	9,201
	Illinois GO	5.000%	3/1/26	3,250	3,365
	Illinois GO	5.000%	3/1/26	10,000	10,354
[2]	Illinois GO	5.000%	4/1/26	2,500	2,507
	Illinois GO	5.000%	5/1/26	6,550	6,574
	Illinois GO	5.000%	5/1/26	5,000	5,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.500%	5/1/26	8,675	9,103
	Illinois GO	5.000%	7/1/26	5,795	6,038
	Illinois GO	5.000%	11/1/26	36,265	38,033
	Illinois GO	5.000%	11/1/26	3,500	3,671
	Illinois GO	5.000%	1/1/27	1,750	1,803
	Illinois GO	5.000%	3/1/27	6,825	7,191
	Illinois GO	5.000%	3/1/27	7,935	8,360
	Illinois GO	5.000%	4/1/27	2,585	2,592
	Illinois GO	5.000%	5/1/27	4,080	4,096
	Illinois GO	5.000%	5/1/27	7,000	7,396
	Illinois GO	5.000%	6/1/27	1,400	1,452
	Illinois GO	5.000%	7/1/27	9,605	10,179
	Illinois GO	5.000%	10/1/27	1,500	1,597
	Illinois GO	5.000%	11/1/27	19,070	20,329
	Illinois GO	5.000%	1/1/28	625	645
	Illinois GO	5.500%	1/1/28	240	261
	Illinois GO	5.000%	2/1/28	1,075	1,132
	Illinois GO	4.000%	3/1/28	3,000	3,089
	Illinois GO	5.000%	3/1/28	805	863
	Illinois GO	5.000%	5/1/28	1,555	1,561
	Illinois GO	5.000%	5/1/28	5,000	5,372
	Illinois GO	5.000%	6/1/28	890	924
	Illinois GO	5.000%	7/1/28	1,680	1,812
	Illinois GO	5.000%	10/1/28	3,000	3,246
	Illinois GO	5.000%	11/1/28	23,700	25,287
	Illinois GO	5.000%	11/1/28	2,895	3,140
	Illinois GO	5.000%	2/1/29	4,590	4,840
	Illinois GO	5.250%	2/1/29	350	350
	Illinois GO	5.000%	4/1/29	1,320	1,323
	Illinois GO	3.500%	6/1/29	2,260	2,271
	Illinois GO	5.000%	7/1/29	30,000	32,891
	Illinois GO	5.000%	11/1/29	28,550	30,482
	Illinois GO	5.000%	1/1/30	1,000	1,033
	Illinois GO	5.000%	3/1/30	2,000	2,212
	Illinois GO	5.000%	5/1/30	7,370	8,171
	Illinois GO	5.000%	7/1/30	16,660	18,523
[2]	Illinois GO	4.000%	2/1/31	1,500	1,535
	Illinois GO	4.125%	11/1/31	2,240	2,276
	Illinois GO	5.000%	12/1/31	1,000	1,064
	Illinois GO	5.000%	11/1/32	4,255	4,416
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	865
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	552
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,665	5,647
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,840	2,833
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	1,860	1,864
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,370	1,356
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	11,420	11,033
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	22,640	22,178
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	18,755	18,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,390	11,871
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,000
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,020	3,031
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,045	2,097
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,170	1,199
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	11,318	11,577
[3,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.870%	5/15/50	3,750	3,740
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,288
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,778
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,342
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,860
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,890
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,629
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,024
[10]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	207
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,931
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,040
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,122
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,384
[10]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	388
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,781
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,304
[10]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	133
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,085
[10]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,310
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,481
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,451
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	900
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	1,000	1,057
	Illinois Sales Tax Revenue	3.000%	6/15/31	10,385	9,937
	Illinois Sales Tax Revenue	3.000%	6/15/34	300	279
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,077
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,531
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,250	2,362
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	6,820	7,281
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,179
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	4,100	4,376
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	7,110	7,130
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,070	1,076
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	13,293
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.010%	6/15/25	2,905	2,740
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,356
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,676
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,531
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	17,861
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	21,969
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	191
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	113
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	522
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,036
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,401
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	210
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,505	7,784
[2]	Illinois State University College & University Revenue	5.000%	4/1/28	750	808
[2]	Illinois State University College & University Revenue	5.000%	4/1/28	785	846
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	4,125	4,166
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	932
[14]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	873
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,234
[2]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	176
[2]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	362
[2]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	232
[2]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	432
[2]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	224
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,669
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,130
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,543
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,737
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,590
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,448
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,631
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,539
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,372
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,043
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	5,550	5,525
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,604
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,076
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,976
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,027
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.010%	6/15/26	4,305	3,969
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	10,409
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	2,075	2,173
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	53
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,329
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	10,450	8,960
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,229
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,989
[2,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,123
[13,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,597
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,623
[2,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	8,066
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	7,828
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	2,300	2,366
[5,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.930%	2/1/24	6,750	6,750
[2,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.030%	2/1/24	8,007	8,007
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/24	735	734
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/26	975	982
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/28	1,245	1,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/30	1,555	1,610
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/31	1,730	1,790
[1,5]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	3.990%	2/1/24	1,000	1,000
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,980
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,747
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,597
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,110	7,484
[2]	Mundelein IL GO	4.000%	12/15/25	500	509
[2]	Mundelein IL GO	4.000%	12/15/26	500	515
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,561
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	111
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	180
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	510
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,495
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,302
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	343
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	349
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	354
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,040	1,121
[1]	Peoria IL GO	4.000%	1/1/25	750	755
[1]	Peoria IL GO	4.000%	1/1/26	250	254
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/35	4,050	3,877
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	21,820	21,947
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	41,625	42,695
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	4,220	4,424
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	786
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	106
	Romeoville IL GO	5.000%	12/30/25	3,315	3,434
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,803
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	3,002
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	16,208
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	11,052
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,777
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,132
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,950
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,166
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,840
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,856
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,348
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	585
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,217
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.970%	2/1/24	3,510	3,510
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.010%	2/1/24	7,200	7,200
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.690%	2/1/24	3,990	3,990
[2]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,666
[2]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,146
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,711
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,060
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,738
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,250
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	276
[10]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	295
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	203
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	181
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	220
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	768
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	292
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	407
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	394
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	465
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	1,990
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/24	225	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	730	778
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	4,910
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,549
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,505
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,086
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	2,000	2,030
	Springfield IL GO	3.250%	12/1/30	1,085	1,071
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	701
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,762
	University of Illinois College & University Revenue	5.000%	10/1/28	485	524
	University of Illinois College & University Revenue	5.000%	10/1/29	965	1,058
	University of Illinois College & University Revenue	5.000%	10/1/30	1,150	1,277
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	948
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	753
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,353
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,419
	Wheeling IL GO	4.000%	12/1/26	1,995	2,060
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	416
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	284
[2]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	1,000	912
	Will County IL GO (Renewable Natural Gas Project 2010)	4.000%	11/15/25	330	336
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/27	1,045	1,132
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/28	1,000	1,107
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,229
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,318
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,220
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,596
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,799
					2,188,294
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	252
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	411
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,061
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	500	531

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	382
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	500	546
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	551
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	362
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	500	557
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	562
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	500	572
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	806
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	201
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	356
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	363
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,836
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,037
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,118
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,945
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	1,991
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,041
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,781
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,142
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,191
Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,280
Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	109
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,325
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	514
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	530
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	551
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,959
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	751
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,123
Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	932
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	1,988
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,049
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,223
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	204
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	232
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	286
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	289
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/27	775	803
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/28	805	842
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/28	410	431
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,376
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,629
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,158
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,511
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,072
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,394
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,084
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,148
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,224
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	427
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	345
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	339
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	288
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	283
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	200
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	365
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	277
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	547
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/30	1,250	1,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	5,225	5,256
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,434
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	360
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,319
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,931
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,159
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,694
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	383
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,230
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,449
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,493
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,597
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	401
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	848
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	1,460	1,438
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	2,000	1,958
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,125
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	6,999
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,210	4,015
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	16,835	18,107
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	32,000	35,444
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	20,000	22,814
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	3/1/39	3,195	3,098
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	9,415	9,388
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/30	1,000	904
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	766
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,307
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	1,250	1,266
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,554
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,349
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,580
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,772
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	3,145
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,324
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	855
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	806
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,070
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,122
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	240
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	537
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,360	1,348
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,580	1,548
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	4,885	4,729
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,860	1,790
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,325	3,408
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,365	3,474
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,585	1,684
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,178
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	535
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,520	1,585
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	312
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	509
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,514
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,100	1,193
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,919
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,880
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	12,149
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,325
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,715
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/24	500	500
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	625	626
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/27	1,750	1,753
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/28	1,875	1,878
[10]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,460
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,225	1,234
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,064
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,270
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,744
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,897
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	672
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,129
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,100	1,262
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	600	688
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	374
	Michigan City School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,480	1,492
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	489
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,041
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,042
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,150
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	846
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	967
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,391
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,635	1,649

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	983
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	300
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	363
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	392
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	315
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	317
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	319
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	427
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	429
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	557
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	427
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,091
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,557
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	527
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,195
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	822
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,277
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	666
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,373
Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,336
Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,119
Whiting Redevelopment District Tax Allocation Revenue	3.500%	7/15/26	1,825	1,797
Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,805
				397,106
Iowa (0.3%)
Des Moines IA GO	5.000%	6/1/25	5,670	5,825
Iowa City Community School District GO	2.900%	6/1/31	2,800	2,698
Iowa City Community School District GO	2.950%	6/1/32	3,010	2,890
Iowa City Community School District GO	3.000%	6/1/33	3,100	2,993
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,726
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	964
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,063
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,032
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	1,365	1,385
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	389
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,134
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,720
[5,6]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.670%	2/1/24	22,695	22,695
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	945	942
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,025	2,017
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	985	966
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	910	875
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	12,230	12,693
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,915	4,190
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,745	3,666
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	332
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	351
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	521
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,097
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	391
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	448
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,410
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	573
					80,073
Kansas (0.4%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,630	7,696
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,552
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,636
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,084
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,096
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,054
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	7,826
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,272
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	28,850	31,261
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	2,860	3,142
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,018
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	517
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	524
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	251
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,045
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	905
	Manhattan KS GO	0.400%	6/15/25	12,305	11,619
	Olathe KS GO	4.250%	10/1/27	5,910	6,256
[5]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	245	251
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	125	119
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,032
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,305
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,556
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,804
	Topeka KS GO	4.250%	8/15/27	1,365	1,421
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	220
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	14,805	14,810
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,026
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,550
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,138
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,843
					132,354
Kentucky (2.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	680
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	300
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,673
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,046
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,027
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,376
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,110
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,186
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,269
[2]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,025
	Kenton KY GO	4.000%	4/1/30	1,000	1,029
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,465
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,114
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,054
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,076
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	123
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	130
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	165
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	208
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,021
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,709
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,021
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,170
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,020
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,375
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,353
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,095
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.270%	2/1/46	1,000	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Cambridge Square Project) PUT	0.300%	2/1/24	2,500	2,500
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,810	3,922
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	92
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	1,180	1,204
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,312
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	820
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,692
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,300
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,874
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,726
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,498
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,908
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,787
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	826
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,081
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,084
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,904
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,130
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	305
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	2,001
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	149,275	149,437
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	64,825	64,926
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	32,340	32,391
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	66,635	66,731
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	35,010	35,070
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	12,260	13,316
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/48	128,005	128,174
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	360
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,687
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	1,000	1,027
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,393
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	208
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,745
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,513
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,232
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	533
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,518
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,061
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,416
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,331
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,259
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	281
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	410
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	556
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/30	1,025	1,155
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	178
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	795	801
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	439
	Lexington-Fayette Urban County Government GO	3.000%	9/1/28	1,000	962
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,730
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,093
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	25,180	27,446
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,340
[2]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,301
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,879
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,859
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,510
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,767
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,011
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	6,845	7,199
[2]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,152
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,272
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,351
[2]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,337
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	336
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	301
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	718
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	532
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,339
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	585
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,512
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	2,000	1,946
					698,955
Louisiana (1.6%)
[5,6]	Calcasieu Parish Public Trust Authority Local or Guaranteed Housing Revenue TOB VRDO	4.490%	2/1/24	5,275	5,275
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	812
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	673
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,115
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	800
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	515
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	612
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,044
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,637
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,192
[2]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	547
[2]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	516
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.217%	5/1/43	10,555	10,332
	Louisiana GO	5.000%	10/1/25	12,865	13,330
	Louisiana GO	5.000%	10/1/26	6,750	7,140
	Louisiana GO	5.000%	2/1/27	5,000	5,337
	Louisiana GO	5.000%	2/1/29	6,000	6,693
	Louisiana GO	4.000%	9/1/32	1,000	1,021
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue ((Tivoli Place Project)	5.000%	7/1/26	11,081	11,390
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,840	11,076
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,439	9,641
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,161
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	667
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,106
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,069
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,423
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,097
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,974
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,195	2,288
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	4,190	4,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	4,265	4,513
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	4,000	4,243
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,246
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,070	11,746
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,409
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,421
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	29,255	28,353
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,394
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,325	10,493
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,920	6,087
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,140	4,257
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	5,185	5,223
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	2,100	2,139
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	6/1/24	1,500	1,509
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	532
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,361
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,142
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,473
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,597
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,095
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	700	725
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,784
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,607
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	463
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,295
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	427
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,060	1,078
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	27,969
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	638
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	734
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	19,135	19,466
[5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	2/1/24	6,935	6,935
[2]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/24	100	101
[2]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/25	350	361
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/25	100	102
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	4,025	4,025
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,500
[2]	Shreveport LA GO	5.000%	3/1/28	550	589
[2]	Shreveport LA GO	5.000%	3/1/29	600	645
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,961
[2]	Shreveport LA GO	5.000%	3/1/30	700	762
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,866
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,070
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,227
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,048
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,073
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	4,050	4,151
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,105	1,186
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	20,165	19,935
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	33,740	32,124
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,693
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	24,895	23,604
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	19,055	18,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,609
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,320	1,371
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	2,050	2,156
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,630
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	3,865	3,899
					462,177
Maine (0.1%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	694
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	755
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,170	2,185
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	600
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	276
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	210
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	565
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	520
[2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	419
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	662
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	418
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	675
[2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	492
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	351
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	97
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	199
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,010	1,017
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	869
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,100	1,089
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	950	947
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,440	1,435
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	730	729
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,440	1,485
					16,823
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,429
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	756
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	99
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	99
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	131
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	167
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	620
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	125	124
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,495
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	1,994
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,038
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	909
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	5,700
	Hyattsville MD Special Tax Revenue (University Town Center Project)	5.000%	7/1/27	1,900	1,905
[5]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	25,720	25,833
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,600	1,614
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	935	932
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,252
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	8,860	8,722

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	7,265	7,053
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,530	2,446
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,035	4,871
Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	16,790	17,313
Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	9,615	10,298
Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,210	2,369
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,341
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	20,705
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,552
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	16,828
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,564
Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/30	3,445	3,540
Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/31	2,590	2,654
Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,735	10,982
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,504
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,518
Maryland Economic Development Corp. Tax Allocation Revenue (Metro Centre At Owings Mills Project)	3.750%	7/1/27	2,295	2,261
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,550	1,477
Maryland GO	5.000%	3/15/25	32,130	32,885
Maryland GO	2.750%	8/1/25	590	587
Maryland GO	4.000%	8/1/25	16,725	17,022
Maryland GO	5.000%	8/1/25	5,120	5,286
Maryland GO	5.000%	3/1/26	12,500	13,089
Maryland GO	5.000%	6/1/26	1,150	1,157
Maryland GO	4.000%	6/1/27	7,000	7,014
Maryland GO	4.000%	6/1/29	1,250	1,253
Maryland GO	5.000%	3/15/31	6,000	6,408
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	351
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	378
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	470
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	742
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	578
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	174
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,014
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	201
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,208
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,156
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	141
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	938
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	143
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,808
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	592
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,589
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,045
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,236
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,090	5,164
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,110	8,527
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	2/1/24	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	13,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.150%	7/1/42	25,250	25,069
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.410%	7/1/41	32,110	32,110
[5]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	3.840%	2/7/24	4,725	4,725
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,042
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,375	1,497
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	929
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	2,190	2,431
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	736
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,548
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	6,707
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/27	3,000	2,963
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,037
[9]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,182
	Montgomery County MD GO	4.000%	12/1/25	190	190
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,006
	Prince George's County MD GO	5.000%	7/1/25	8,900	9,170
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,150	1,150
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	750
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,143
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,875	1,863
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/27	600	590
					439,890
Massachusetts (1.5%)
	Brookline MA GO	4.000%	2/15/27	6,025	6,291
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	110	110
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	37,184
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,264
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,161
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,539
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	26,000
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,550
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,607
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,513
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	29,738
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	662
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	342
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,519
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,082
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,191
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,201
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,810
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,471
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,685	1,806
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,175	1,317
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/30	1,375	1,576
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/31	4,000	4,672
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	256
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,105
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	352
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,019
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	530
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	268
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	232
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	534
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,525
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	66
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	215
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	241
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,025	1,052
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	180

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,240
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	227
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	246
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	6,877
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,524
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	192
Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	141
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	184
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,048
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,700	1,774
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	197
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,919
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,161
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,725	1,833
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,895	1,978
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	700	743
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	210
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	2,145	2,260
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,173
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	620	657
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	2,480	2,613
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,530	2,663
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,250	1,300
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	422
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,627
Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,656
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,531
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,416
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	583
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	704
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,063
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,445	1,454
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	260
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,149
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	798
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,374
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	692
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	377
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	370	371
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	498
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	667
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,146
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,993
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,231
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	522
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	323
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	497
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,356
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	919
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,515	5,937
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	628
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	340
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,191
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	618
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,090
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	618
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	899
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,826
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	975	1,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	841
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,325	3,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,625	4,770
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,365
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,885
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,700	3,810
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,450	5,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,810	3,917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,620	1,671
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,069
[5,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	3,980	3,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.470%	7/1/49	6,575	6,545
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	502
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	955	956
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,545	1,552
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,887
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	616
[9]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,553
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	281
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	289
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	156
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	158
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,065
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,550	5,611
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	322
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	162
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	9,230	9,422
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	169
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	995	989
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	425	424
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	70	70
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	900	873
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,145	2,140
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,553
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,898
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,512
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,900
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,193
	Worcester MA GO	5.000%	2/1/27	6,035	6,460
	Worcester MA GO	5.000%	2/1/28	6,155	6,741
					430,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan (2.4%)
[16]	Allen Park Public School District GO	5.000%	11/1/26	335	346
[16]	Brighton MI Area School District GO	5.000%	5/1/24	160	161
[2,16]	Detroit City School District GO	5.250%	5/1/27	8,025	8,626
[2,16]	Detroit City School District GO	5.250%	5/1/29	3,860	4,328
[2]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,014
[2]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	529
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,209
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,006
[2,5]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.070%	2/1/24	4,705	4,705
[2,5,16]	Detroit MI City School District GO TOB VRDO	4.000%	2/1/24	3,170	3,170
	Detroit MI GO	5.000%	4/1/24	300	300
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	677
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	713
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,837
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,640
[16]	Fremont Public Schools GO	5.000%	5/1/24	470	472
[16]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,736
[2]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,707
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	704
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,575	1,613
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	574
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	955
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	780
[1]	Grandville Public Schools GO	5.000%	5/1/24	475	477
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	607
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	639
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	686
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	787
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	854
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	905
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	955
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,007
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,710
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,588
[5]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.970%	2/1/24	4,235	4,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,219
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,094
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,595
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,861
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,622
[16]	Holt Public Schools GO	5.000%	5/1/24	500	502
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,141
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,150
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,174
	Kalamazoo County MI GO	3.000%	5/1/25	875	874
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,856
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,909
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	547
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,120
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,512
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,374
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,374
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	506
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,000	1,055
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	825	816
[16]	Lake Orion Community School District GO	5.000%	5/1/24	525	527
[16]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,440
[16]	Lake Orion Community School District GO	4.000%	5/1/28	500	524
[16]	Lake Orion Community School District GO	4.000%	5/1/29	675	715
[16]	Lansing School District GO	5.000%	5/1/24	350	352
[2]	Livonia Public Schools GO	5.000%	5/1/29	525	584
[2]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,190
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,065	1,093
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,365	1,428
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	544
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	22,842
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,244
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	150	147
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	106
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	229
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,268
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,262
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,850
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	519
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,446
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,375
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	514
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,395
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	621
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,460
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,895
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,250	1,320
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/26	2,125	2,188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,173
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,444
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,916
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,491
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	5,113
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,068
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,048
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	16,990	17,030
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,150	18,434
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,440	25,662
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	9,535	9,920
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	8,000	7,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,364
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	13,030	14,029
[5,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	1,215	1,215
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	2/7/24	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,165	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,220	1,264
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	2,965	3,348
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/30	3,115	3,582
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,300
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,250	1,278
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,670	4,776
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	6,960	7,118
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	3,015	3,084
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.720%	12/1/39	24,000	24,007
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.770%	12/1/39	5,500	5,486
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	820	832
[16]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	5/1/25	1,315	1,348
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	1,030	1,064
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	305	315
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	500	528
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	500	537
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,837
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	10,155	10,194
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/25	2,070	2,094
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/31	2,175	2,190
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	1,885	1,896
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	3,075	3,095
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,007
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	3,075	3,094
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,006
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	2,200	2,215
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/31	1,945	1,958
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,032
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,362
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,264
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,269
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,200	3,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,067
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,450	3,734
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,012
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,023
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,828
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,379
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,796
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,992
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,662
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,872
[5]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.930%	2/1/24	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,800
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,474
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,592
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,199
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,610
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,394
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,513
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	280	275
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,570	8,575
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	1,530	1,525
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	3,675	3,636
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,120	1,116
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	15,945	15,973
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	9,850	9,878
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	8,950	8,797
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	16,715	16,207
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	14,165	14,653
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	17,955	18,931
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	16,320	17,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	20,255	21,750
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	6,420	6,491
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,139
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/26	1,400	1,415
[9]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,499
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,846
	Michigan Strategic Fund Recreational Revenue VRDO	3.730%	2/1/24	19,185	19,185
[16]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,104
[16]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	216
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,040
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,465
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	523
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	320
[16]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,107
	Northville Public Schools GO	5.000%	5/1/24	300	301
	Novi Community School District GO	4.000%	5/1/24	250	250
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,307
	Oakland University College & University Revenue	5.000%	3/1/27	905	961
	Oakland University College & University Revenue	5.000%	3/1/28	800	866
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,103
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,125
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,721
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,343
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,284
[16]	Romulus Community Schools GO	4.000%	5/1/25	740	747
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	1,390	1,392
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	428
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	738
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,033
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,049
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,063
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	13,100	13,102
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	508
[16]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	505
[2]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	191
[2]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	207
[2]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	248
[2]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	553
[2]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	161
[2]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	511
[2]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	164
[2]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	438
					704,693
Minnesota (1.2%)
	Burnsville MN GO	2.950%	12/20/32	1,175	1,119
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	301
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	367
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	328
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	408
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	342
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	387
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	521
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	263
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	400
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	416
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	609
	Elk River Independent School District No. 728 GO	4.000%	2/1/32	2,000	2,000
	Lake Elmo MN GO	3.000%	2/1/24	1,140	1,140
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,168
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,197
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,233
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,274
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,303
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,488
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,249
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	17,942
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,340
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,301

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,380	1,408
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,021
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,725	1,758
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	31,430	34,065
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	35,850	39,443
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,065
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,440
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,007
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	597
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,063
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,348
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,424
Minnesota GO	5.000%	8/1/24	9,660	9,758
Minnesota GO	5.000%	8/1/26	4,345	4,383
Minnesota GO	5.000%	8/1/29	22,710	25,726
Minnesota GO	5.000%	8/1/34	13,000	13,336
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	251
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	257
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	314
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	819
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,520
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,135
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	517
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,182
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,385	1,380
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	2,625	2,617
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	5,260	5,275
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,335	3,284
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,833	1,805
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	2,050	2,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,310	2,471
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,585	3,794
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,200	1,301
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	3,500	3,840
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	1,967
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,505
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,496
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	45,215	45,429
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	18,000	17,770
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,157
[5,6]	Minnesota of Saint paul Housing And Redevelopment Authority Local or Guaranteed Hosing Revenue (Plato Apartments At Farwell Yards Project) TOB VRDO	2.870%	2/1/24	7,000	7,000
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,707
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	100
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,362
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,433
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.780%	2/7/24	21,820	21,820
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,808
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,041
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	809
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	689
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,849
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,520	4,613
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	4,073
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,775	1,873
	University of Minnesota College & University Revenue	4.000%	1/1/31	1,955	1,956
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,744
					343,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,281
	Harrison County School District GO	4.000%	6/1/24	1,250	1,253
	Harrison County School District GO	4.000%	6/1/25	2,175	2,200
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	12,430	11,986
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,487
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/25	5,870	5,969
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	8/1/25	1,015	1,043
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	8/1/26	2,025	2,118
	Mississippi Development Bank Special Obligation Revenue	2.000%	9/1/24	2,500	2,468
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/24	390	392
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/25	330	333
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/26	425	433
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/27	900	924
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/28	950	984
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/29	1,000	1,044
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/24	275	277
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	262
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	235
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	426
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	341
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,116
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,268
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	200	209
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,378
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,286
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,065	5,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/32	1,000	1,067
	Mississippi GO, Prere.	5.000%	11/1/26	2,840	3,017
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	659
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	698
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	749
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	783
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	821
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,210	1,173
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,795	4,948
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,700	5,769
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,496
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	707
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	616
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	730
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,558
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	11,785	11,988
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	11,860	12,397
[4]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/29	3,560	3,982
[4]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/30	2,540	2,888
[2]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	534
					105,476
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	511
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,334
	Brentwood MO COP	4.000%	10/1/25	210	213
	Brentwood MO COP	4.000%	10/1/26	215	221
	Brentwood MO COP	4.000%	10/1/27	270	278
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,741
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	603
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,464
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	439

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,193
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,820
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,472
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,883
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,000	1,052
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,173
Center MO School District No. 58 GO	4.000%	3/1/31	1,025	1,055
Fort Osage School District No. R-1 COP	2.750%	4/1/27	19,255	18,862
Franklin County MO COP	3.000%	4/1/24	475	475
Franklin County MO COP	3.000%	11/1/24	440	438
Franklin County MO COP	4.000%	4/1/25	990	999
Franklin County MO COP	4.000%	11/1/25	455	462
Franklin County MO COP	4.000%	4/1/26	1,035	1,055
Franklin County MO COP	4.000%	11/1/26	475	488
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	855	893
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	256
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	532
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	678
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,196
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,758
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,422
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,017
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,814
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,223
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,510
Kansas City MO Special Obligation Revenue	5.000%	9/1/25	500	515
Kansas City MO Special Obligation Revenue	5.000%	9/1/26	650	683
Kansas City MO Special Obligation Revenue	5.000%	9/1/27	1,780	1,906
Kansas City MO Special Obligation Revenue	5.000%	9/1/29	2,235	2,471
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,003
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,270	2,365
Ladue School District GO	3.000%	3/1/28	4,000	4,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ladue School District GO	3.000%	3/1/29	2,950	2,966
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,775
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,722
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,629
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,812
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.020%	2/1/24	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,258
[1,5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	2/1/24	2,000	2,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	750
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,087
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,087
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	507
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,523
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	516
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	791
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	581
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,645	1,716
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,690	1,793
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	161
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,852
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,555	2,761
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	557
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,164
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,084
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	785
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	70,990	72,065
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	62,199	66,845
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	13,155	14,092
[5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,000	1,006
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/49	3,530	3,574
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,620	1,595
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	2,755	2,686
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	5,040	4,940
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,005	4,140
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,215	3,419
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,944
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,710
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,382
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,504
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	1,890	1,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Kansas City School District No. 74 GO	3.000%	3/1/30	1,610	1,590
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,221
[5]	Poplar Bluff MO Tax Allocation Revenue	5.125%	11/1/35	4,160	4,161
	Raymore MO Tax Allocation Revenue	5.000%	5/1/24	555	555
	Raymore MO Tax Allocation Revenue	5.375%	5/1/28	1,660	1,660
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,024
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,047
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	808
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,704
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	1,005
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,870
[2]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	0.000%	7/15/31	1,785	1,366
	St. Charles County Francis Howell R-III School District (Direct Deposit Program) GO	4.000%	3/1/29	1,500	1,503
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,004
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	560	563
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	635
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	801
[9]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,647
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,478
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,573
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,265
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,222
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,180
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,291
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,244
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,198
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,312
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/24	1,155	1,135
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,155	1,095
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,155	1,057
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,155	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,310	1,116
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,310	1,076
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,310	1,036
	University of Missouri Curators College & University Revenue	5.000%	11/1/26	5,020	5,081
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	1,500	1,501
					381,243
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	14,535	14,746
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	691
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	776
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	385
	Missoula MT Water System Water Revenue	5.000%	7/1/31	1,740	1,896
[9]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,477
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,146
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	387
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,800	2,915
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	680
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,580	3,731
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,275	1,417
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,500	1,562
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,041
					34,850
Multiple States (1.1%)
[3,5,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	5.687%	6/15/35	5,595	5,595
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.320%	2/1/24	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.320%	2/1/24	127,700	127,700
[5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	2/1/24	35,500	35,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.320%	2/1/24	110,740	110,740
					334,595
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,450
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	880	902
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	76,960	81,323
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,612
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	125,455	125,935
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	33,230	34,895
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	101
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	839
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,124
[3]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.400%	7/1/35	3,925	3,863
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,458
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,623
	Lancaster County School District 001 GO	4.000%	1/15/32	1,315	1,348
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,245
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,919
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,809
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	655
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,556
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	450	449
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	6,315	6,109
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	1,515	1,503
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,304
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,066
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,087
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,606
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,549
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,483
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,530	1,580
	Omaha NE GO	5.000%	4/15/27	1,100	1,178
	Omaha NE GO	5.000%	4/15/28	1,225	1,341
	Omaha NE GO	6.000%	4/15/29	1,375	1,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,522
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,302
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/32	1,065	1,107
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,303
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,160
					315,971
Nevada (0.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	756
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,689
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,395
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	251
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/31	2,640	2,643
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	21,753
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,076
[2]	Clark County School District GO	4.000%	6/15/24	3,625	3,628
	Clark County School District GO	5.000%	6/15/24	3,505	3,528
	Clark County School District GO	5.000%	6/15/26	6,930	7,204
[2]	Clark County School District GO	5.000%	6/15/26	1,260	1,322
[2]	Clark County School District GO	5.000%	6/15/27	1,220	1,307
[2]	Clark County School District GO	5.000%	6/15/27	1,360	1,457
	Clark County School District GO	5.000%	6/15/29	1,430	1,537
	Clark County School District GO	5.000%	6/15/29	780	807
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,281
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	794
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,164
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	629
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	615
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	157
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	771
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,074
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,698
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	443
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	262
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/28	1,385	1,398
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/29	195	188
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/30	100	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	178
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	229
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	195	171
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,548
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,572
	Nevada COP	5.000%	4/1/26	605	606
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	1,220	1,272
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,135	3,250
[9]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,403
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,796
[2]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,827
[2]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,028
[2]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,244
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/24	120	120
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	139
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	174
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	300	305
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	204
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	225	230
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	335	344
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	370	382
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	259
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	250	260
[2]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	510
[2]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	520
[2]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	740
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	251
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	493
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	2,235	2,235
	Washoe County NV School District GO	5.000%	6/1/27	125	128
					113,340
New Hampshire (0.0%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	846
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	1,001
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	535	528
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	484
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	685
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	558
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	803
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	572
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	544
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,925
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,821
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,259
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	908
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,072
					13,887
New Jersey (5.6%)
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	300
[2]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,302
[2]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,405
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	815
[2]	Atlantic City NJ GO	5.000%	3/1/25	750	764
[2]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,159
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,613
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,667
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,796
	Bergen County NJ GO	2.000%	6/1/24	460	457
	Bergen County NJ GO	2.000%	6/1/25	460	450
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,864
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,120
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,735
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	807
[2]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,010
[2]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,306
[2]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,310
[2]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,319
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	3,715	3,717
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	2,000	2,001
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	1,055	1,056
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	1,000	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	3,000	3,002
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	500
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,053
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,577
[2]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,330
[2]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,950
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,853
[2]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,821
[2]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,778
[2]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,146
[2]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,456
	Clifton NJ BAN GO	5.000%	5/23/24	4,000	4,015
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,862
	Cranford Township NJ BAN GO	5.000%	8/22/24	3,100	3,122
[2]	East Orange NJ GO	4.000%	9/15/26	525	539
	East Rutherford Borough NJ BAN GO	4.250%	4/5/24	7,750	7,750
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,012
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,156
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,267
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,898
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	246
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,345
	Hoboken NJ BAN GO	4.500%	3/14/24	29,839	29,875
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,516
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,204
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,952
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,514
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,974
	Lawrence Township NJ/Mercer County BAN GO	4.500%	9/19/24	3,000	3,016
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,238
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,196
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,218
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,106
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	444
	Morris County NJ GO	3.000%	2/1/25	1,495	1,495
	Morris County NJ GO	3.000%	2/1/26	3,405	3,420
	Morris County NJ GO	3.000%	2/1/27	3,160	3,177
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	463
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,080
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,556
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,599
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,692
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,800
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,208
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,607
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,554
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,609
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,812
[14]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,148
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,310	2,410
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,957
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	271
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	438
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	7,410	7,838
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	545
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,960	6,320
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	2,220	2,148
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/29	5,000	5,024
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	1,000	986
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/31	2,000	2,010
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	4,405	4,481
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	5,348
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,860	22,468
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.120%	9/1/25	6,100	6,111
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,136
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,130
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,144
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	26,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	20,094
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	2,165	2,135
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,730	1,700
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	650	651
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,750	2,765
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,702
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	31,225	32,534
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,212
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,193
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	13,036
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,026
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,660
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,567
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	21,285
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,077
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,035
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,161
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,400
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,986
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,403
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	5,892
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	2,964
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,418
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,106
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,946
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	1,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	600	603
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	3,320	3,550
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	2,720	2,971
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	4,952
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,500	4,531
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/28	5,240	5,568
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/29	4,000	4,255
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,199
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,733
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,072
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,836
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	102
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,996
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,441
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,611
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	711
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	629
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	351
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,255
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,445	1,447
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	579
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	522
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	539
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	128
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	358
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	2,020	2,119
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,074
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	489
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,551
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	101
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	362
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	2,003
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	850
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,180
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,129
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	776
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	1,000	1,053
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	1,000	1,073
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	830	890
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,750	1,909
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	750	818
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	2,000	2,220
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	1,870	2,076
	New Jersey GO	2.000%	6/1/25	3,000	2,938
	New Jersey GO	5.000%	6/1/25	15,580	15,997
	New Jersey GO	5.000%	6/1/25	1,670	1,714
	New Jersey GO	2.000%	6/1/26	2,000	1,928
	New Jersey GO	5.000%	6/1/27	58,640	62,994
	New Jersey GO	2.000%	6/1/28	17,990	16,933
	New Jersey GO	5.000%	6/1/28	38,650	42,386
	New Jersey GO	4.000%	6/1/30	6,985	7,543
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,421
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,666
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/30	225	242
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/31	1,160	1,248
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/32	1,065	1,145
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	502
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,037
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,618
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,970	5,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	417
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,117
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	256
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,950
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,179
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,427
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,750	3,850
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	441
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,429
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,667
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,278
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	6,170	6,436
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,837
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	472
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,706
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	876
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	498
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,828
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,318
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	531
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	8,065
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	603
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,414
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,734
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	564
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,468
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,629
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	595
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,097
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	9,575	9,641
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,371
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,935	13,432
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,046
[2]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	525
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	1,975	1,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,009
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,531
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,120
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,692
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,986
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,391
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,344
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.670%	2/1/26	1,585	1,589
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	9,070	9,149
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	9,685	9,811
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	27,880	27,378
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	9,995	10,734
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,810	6,007
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.070%	5/1/48	10,000	10,065
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	11,707
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,502
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,465
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	4,000	4,192
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,144
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,278
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,625
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	12,750
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,451
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,400	2,245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,795	1,679
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,471
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,048
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,120	3,735
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	14,995	13,595
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	14,031
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	22,550	23,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	15,900	16,576
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	33,345	29,299
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,235	16,945
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	4,320	4,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,500	7,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,457
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,445	2,936
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,265	1,077
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,195	6,977
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	21,420	22,360
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,799
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	46,265	38,276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,955	1,611
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,330	10,781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,825	11,298
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	20,000	15,943
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	23,405	24,417
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	2,905	2,230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,035	793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	110	123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,316
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	76
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	3,200	3,503
[5,6,12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.950%	2/1/24	8,281	8,281
[12,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	243
[12,14]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	328
[12,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,110	1,922
[15,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,209
[12,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,061
[5,6]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	3.820%	2/7/24	48,560	48,560
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,283
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,601
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	3,625	3,645
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	18,920	19,027
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	10,250	10,306
	Newark Board of Education GO	5.000%	7/15/24	250	252
[1]	Newark Board of Education GO	5.000%	7/15/25	125	128
[1]	Newark Board of Education GO	5.000%	7/15/26	150	157
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,623
[1]	Newark Board of Education GO	5.000%	7/15/28	350	379
[2]	Newark NJ GO	5.000%	10/1/24	1,000	1,011
[2]	Newark NJ GO	5.000%	10/1/25	1,000	1,029
[2]	Newark NJ GO	5.000%	10/1/25	300	309
[2]	Newark NJ GO	5.000%	10/1/26	1,750	1,836
[2]	Newark NJ GO	5.000%	10/1/27	1,000	1,068
[2]	Newark NJ GO	5.000%	10/1/28	2,000	2,173
	North Brunswick Township NJ BAN GO	4.750%	8/9/24	4,750	4,770
[10]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	9,000	8,597
	Ocean City NJ GO	4.000%	9/15/26	2,855	2,937
	Ocean Township NJ/Ocean County BAN GO	5.000%	5/30/24	2,900	2,910
	Paramus Borough NJ GO	4.500%	2/15/24	6,000	6,001
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,506
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,415
[1]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,283
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,231
	Princeton NJ GO	2.000%	8/15/24	1,490	1,474
	Seaside Heights Borough NJ BAN GO	4.000%	3/28/24	3,000	3,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	491
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	544
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	404
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	268
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,138
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,000
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,213
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,098
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,271
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,323
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,450	17,805
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,932
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,025	1,083
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,076
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,470	2,654
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,400	2,578
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,000	1,074
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,724
[2]	Trenton NJ GO	5.000%	8/1/24	695	701
[2]	Trenton NJ GO	5.000%	8/1/25	1,650	1,699
[2]	Trenton NJ GO	2.000%	7/15/26	2,135	2,063
[2]	Trenton NJ GO	2.000%	7/15/27	1,080	1,028
[2]	Trenton NJ GO	2.000%	7/15/28	1,090	1,019
[2]	Union City NJ GO	2.250%	8/1/26	500	481
[5]	Union County Improvement Authority Lease Revenue TOB VRDO	3.930%	2/1/24	5,960	5,960
	Union County NJ GO	4.000%	3/1/28	1,335	1,414
	Union County NJ GO	4.000%	3/1/29	1,465	1,572
	Union County NJ GO	4.000%	3/1/30	4,415	4,759
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,227
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,397
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,426
[2]	Vineland NJ GO	3.000%	10/1/27	1,225	1,226
[2]	Vineland NJ GO	3.000%	10/1/28	585	585
	Winslow Township NJ BAN GO	5.000%	9/12/24	4,425	4,460
	Woodland Park Borough NJ BAN GO	4.500%	5/24/24	5,945	5,965
					1,664,779
New Mexico (0.8%)
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	2,465	2,236
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	11,178
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	19,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	17,429
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	8,755	8,802
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,468
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,194
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,564
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,629
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	502
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	509
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,200
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,568
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,230
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,098
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,410	2,373
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	870	842
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,050	1,012
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,690	1,774
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/53	1,725	1,880
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,865	1,799
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	5,540	5,337
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,990	2,137
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	78,664
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	32,185	34,670
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	11,258
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,882	1,855
					234,774
New York (13.0%)
[2]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,012
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,143
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,350
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,609
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	4,600	4,755
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,777
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	608
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	442
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	777
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,051
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,741
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,389
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	626
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	333
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,130	1,062
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	228
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	120
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	129
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	98
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	98
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	214
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/29	500	537
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/30	510	553
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	2,029
	Canandaigua City School District BAN GO	4.500%	6/21/24	13,050	13,095
	Chemung County NY BAN GO	4.250%	8/29/24	22,500	22,508
	Commack Union NY Free School District GO	5.000%	6/26/24	9,000	9,053
[5]	Deutsche Bank Spears/Lifers Trust Port, Airport & Marina Revenue TOB VRDO	3.410%	2/1/24	82,345	82,345
[5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.640%	2/1/24	88,100	88,100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	100
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	492
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	932
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	101
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	512
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	180
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	545
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,040
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	208
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	583
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	211
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	721
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	415
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	435
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,366
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	442
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,971
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	405	414
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,788
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	579
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	985	1,008
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,158
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,876
Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/28	720	745
Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/30	1,140	1,202
Fairport Central School District BAN GO	4.500%	7/18/24	15,000	15,066
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	600	613
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	417
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	532
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	641
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	631
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	324
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	279
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	796
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	914
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	292
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,594
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	309
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	328
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	347
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	992
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	22,690
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,732
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,175
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,855	3,096
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,250	2,440
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	9,100	10,096
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	2,250	2,496
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	2,000	2,269
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	20,000	22,687
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	68,500	67,563
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	60,615	57,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	27,595	26,006
[3]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	9/1/38	48,785	48,248
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,580
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,490
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,817
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,109
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	517
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,267
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,443
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,790	6,884
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,602
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,876
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,729
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	29,059
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,008
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,575
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,942
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	369
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	19,076
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	264
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,828
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	747
[2]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	21,283
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	7,017
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,209
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,819
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,813
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,181
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	3,016
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,828
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,452
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,150	1,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,500	2,694
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,277
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	9,324
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,225	3,293
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,172
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	5,325	5,347
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	24,155	24,196
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,112
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,327
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	11,325	12,228
[2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.990%	2/1/24	3,600	3,600
[2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.990%	2/1/24	2,700	2,700
[2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.990%	2/1/24	2,845	2,845
[1,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.670%	2/1/24	5,000	5,000
[3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.888%	11/1/35	15,435	15,426
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	6,610	6,610
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	12,965	12,965
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	3,000	2,982
[3]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.300%	11/1/31	9,500	9,406
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	1,700	1,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	1.000%	7/1/27	2,000	2,070
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,090
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,211
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	227
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	361
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	511
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,665
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,774
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	470
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,016
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,004
[2]	Nassau County NY GO	5.000%	7/1/25	1,860	1,916
[2]	Nassau County NY GO	5.000%	7/1/26	1,000	1,057
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,490	7,120
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,869
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	320
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	450
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,568
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,261
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	640
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,211
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	1,002
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,690
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,961
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	485
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	4,250	4,159
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	14,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	21,900	20,792
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,746
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,865	19,412
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,000	4,984
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	12,959
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	18,085
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,010
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,000	5,097
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	10,000	10,050
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,644
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	37,995	37,995
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.750%	2/1/24	48,550	48,550
[2]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,583
[2]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,343
[2]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,322
[2]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,620
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	1,180	1,321
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,197
[14]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,673
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,364
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	16,650	17,299
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10,900	12,059
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	19,065	21,164
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,310	1,400
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	859
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	3,635	3,772
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,509
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,283
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	501

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	12,754
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	12,000	12,980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	13,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	14,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,000	3,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	17,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	21,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	7,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	27,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	9,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	6,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	11,132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	16,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	19,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	9,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,130	3,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,500	2,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	4,000	4,246
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	5,000	5,196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	2,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,465	1,563
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,615
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,842
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,196
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	4.700%	4/25/24	7,335	7,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	2,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/27	3,500	3,772
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,140	1,226
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,190	2,410
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,695	1,907
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,000	5,690
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	5,310	6,086
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	10,825	12,520
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,018
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,685
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	1,957
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	102
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/27	1,500	1,307
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,553
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,277
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	440
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,590	1,141
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,022
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.170%	2/1/24	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	861

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	27,285	25,323
New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	13,485	12,440
New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,735	25,176
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,618
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	4,148
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,642
New York Mortgage Agency Homeowner Mortgage	2.150%	4/1/29	1,265	1,155
New York Mortgage Agency Homeowner Mortgage	2.250%	4/1/30	1,225	1,106
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	550
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,302
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	706
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,069
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,129
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	546
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	950
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,082
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,455
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,209
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,096
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,155	1,151
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	3,910	3,872
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,725	14,173
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	12,515	12,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	4,725	4,634
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	17,635	17,085
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	4,820	4,727
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	10	10
	New York NY GO	5.000%	8/1/24	37,605	37,964
	New York NY GO	5.000%	8/1/25	2,075	2,095
	New York NY GO	5.000%	8/1/25	22,630	23,345
	New York NY GO	5.000%	8/1/25	49,670	51,239
	New York NY GO	5.000%	8/1/25	2,300	2,373
	New York NY GO	5.000%	8/1/25	3,320	3,425
	New York NY GO	5.000%	8/1/25	2,750	2,837
	New York NY GO	5.000%	8/1/25	1,125	1,161
	New York NY GO	5.000%	3/1/26	1,035	1,082
	New York NY GO	5.000%	8/1/26	100	103
	New York NY GO	5.000%	8/1/26	1,070	1,129
	New York NY GO	5.000%	8/1/26	3,185	3,361
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	8/1/26	1,000	1,055
	New York NY GO	5.000%	8/1/27	5,000	5,147
	New York NY GO	5.000%	8/1/27	1,750	1,783
	New York NY GO	5.000%	8/1/27	1,350	1,421
	New York NY GO	5.000%	8/1/27	46,000	49,645
	New York NY GO	5.000%	8/1/27	5,065	5,466
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/27	1,000	1,079
	New York NY GO	5.000%	8/1/28	22,500	24,825
	New York NY GO	5.000%	8/1/28	2,725	3,007
	New York NY GO	5.000%	8/1/28	10,455	11,535
	New York NY GO	5.000%	8/1/28	4,115	4,540
	New York NY GO	5.000%	8/1/28	1,000	1,103
	New York NY GO	5.000%	4/1/29	2,000	2,239
	New York NY GO	5.000%	8/1/29	1,215	1,370
	New York NY GO	5.000%	8/1/29	12,765	14,397
	New York NY GO	5.000%	4/1/30	1,000	1,143
	New York NY GO	5.000%	8/1/30	2,825	2,934
	New York NY GO	5.000%	8/1/30	450	472
	New York NY GO	5.000%	8/1/30	525	529
	New York NY GO	5.000%	8/1/30	1,640	1,885
	New York NY GO	5.000%	8/1/30	1,500	1,724
	New York NY GO	5.000%	8/1/30	1,000	1,149
	New York NY GO	5.000%	8/1/30	5,000	5,747
	New York NY GO	5.000%	11/1/30	3,065	3,539
	New York NY GO	5.000%	8/1/31	1,735	1,747
	New York NY GO	5.000%	1/1/32	3,790	4,208
	New York NY GO	4.000%	8/1/32	3,465	3,467
[19]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,048
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	2,695	3,001
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/29	1,000	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,720	3,155
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,627
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	745
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	201
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,017
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	251
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	321
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	332
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,832
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	730
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	561
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	365
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,822
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,596
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	191
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	801
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	217
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,026
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	550
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	8,188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,440
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,814
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	210
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,063
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,195	1,245
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,032
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,861
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	450	468
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	635	662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,852
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,004
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,299
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	834
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	182
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	674
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,231
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	300
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	993
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,661
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,165
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,870	1,930
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,850	3,972
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,401
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	3,014
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,953
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,202
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,750	4,960
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,895
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,280	5,519
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,540
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	300	313
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,005
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,000	7,187
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,482
[2,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	2/1/24	11,800	11,800
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	2/1/24	3,690	3,690
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	30,000	30,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	31,416
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	6,145	6,435
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	37,560	39,234
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	14,288
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,900	3,189
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,200	1,224
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	6,900	7,753
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,470	3,702
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,200
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	9,900	11,314
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,822
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	11,035	11,740
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,000	5,236
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,890	2,031
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	17,135
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,081
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	5,052
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,401
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,865
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,484
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,146
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	23,206
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	58,096
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	23,718
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	8,390	8,586
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,410	1,477
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,023
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	13,000	13,252
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5,950	6,312
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,058
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,928
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,076
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,775	3,077
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,669
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	9,000	10,198
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	5,000	5,774
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/24	2,285	2,300
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	6,060	6,139
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	5,000	5,064
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	1,930	1,997
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	5,000	5,173
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,516
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,405	1,508
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	5,240	5,682
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,653
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,465	1,614
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,220	1,373
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,637
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	1,914
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,882
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	8,993
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,255	8,822
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	38,325
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,933
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,077
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,786
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,575
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,220	1,213
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,091
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	880	854
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	6,115	6,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,365	4,154
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,447
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	99
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	16,670	15,601
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	1,715	1,605
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,807
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	275
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,639
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,778
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,293
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,400	4,109
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,674
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,582
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,770	2,553
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,457
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,765	19,743
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	25,215	24,080
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,825	12,248
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,400	2,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,002
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	37,934
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,000	5,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,370
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	27,000	27,488
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,750	18,812
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	8,510	8,548
[5]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.220%	2/1/24	22,500	22,500
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,823
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,110
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,248
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,705	3,761
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,555	5,635
[5]	New York State Thruway Authority Highway Revenue TOB VRDO	4.020%	2/1/24	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	14,009
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	2,865	3,067
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	22,662
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	69,553
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,000	2,004
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,885
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,120	1,165
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,674
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/28	17,475	19,214
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,933
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/24	1,000	1,013
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/25	3,240	3,336
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	3,675	3,850
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	3,085	3,290
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	2,085	2,259
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,000	1,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	4,160	4,595
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.320%	2/1/24	24,600	24,600
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,167
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	932
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	879
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	904
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	487
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	517
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	590
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	668
[2]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,758
[2]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,779
[2]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,081
[2]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,787
[2]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,658
[2]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,811
[2]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,919
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,875
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,824
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	13,785	14,678
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	513
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	225
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	7,094
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	7,890	8,596
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,329
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	2,815	3,137
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,023
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,284
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	451
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	517
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	544
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	195
[2]	Suffolk County NY GO	5.000%	10/15/24	2,945	2,985
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,639
[2]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,244
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,190
[2]	Suffolk County NY GO	4.000%	10/15/26	4,820	4,984
[2]	Suffolk County NY GO	5.000%	11/1/26	9,160	9,726
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,305
[2]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,438
[1]	Suffolk County NY GO	4.000%	4/1/32	4,780	4,915
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,945
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,280
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,200	1,252
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,667
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,227
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	410
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	983
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,019
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	446
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	450
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	454
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	461
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	454
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	141
[3]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.120%	1/1/33	13,425	13,423
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,675	3,821
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	29,463
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	6,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,399
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,561
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	33,074
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	15,215	17,153
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	18,416
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,500	9,434
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	9,309
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	25,235	26,200
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	26,285	24,443
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.930%	2/1/24	3,698	3,698
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.614%	4/1/26	500	499
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,028
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,708
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	154
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/27	750	771
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,463
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,832
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	9,722
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,145
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,904
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,025	4,206
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,775	3,942
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,147
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,041
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,790	7,066
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,105
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,002
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,790
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,979
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	16,197
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	16,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Webster Central NY School District BAN GO	4.500%	6/27/24	18,750	18,819
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,234
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,362
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	518
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	685	689
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	6,370	6,223
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	830	836
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	450	453
[1]	Yonkers NY GO	5.000%	9/1/26	1,515	1,601
[1]	Yonkers NY GO	5.000%	9/1/27	1,000	1,081
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,735
[1]	Yonkers NY GO	5.000%	10/15/28	1,000	1,108
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	2,022
[2]	Yonkers NY GO	5.000%	9/1/30	4,365	4,482
					3,836,792
North Carolina (0.9%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,507
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/24	630	635
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	3,050
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,428
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,819
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,517
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,615	3,631
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	10,850	11,858
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	7,495	6,817
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	5,970	6,844
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	2/1/24	4,700	4,700
[2]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	522
[2]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	558
[2]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	589
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,528
[9]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,584
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,160	8,404

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,867
North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	7,979
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	285
North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.750%	7/1/34	30,000	30,000
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,061
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,581
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,550	2,542
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	4,845	4,850
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	5,495	5,478
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,695	6,616
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,845	8,395
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,420	6,893
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	10,445	11,193
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	220	220
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	200
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	921
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,165
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	253
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	129
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	206
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	478
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,455	1,455
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,470
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	240
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	126
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	221
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	731
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/26	1,575	1,496
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,623
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	563
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	794
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	877
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	603
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,003
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,795	2,773
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	988
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,175	3,283
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.850%	2/7/24	11,650	11,650
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,269
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	627
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,700	1,781
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,131
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	8,500	8,500
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,136
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,375
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,598
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.261%	12/1/41	32,900	32,930
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.261%	12/1/41	6,000	6,005
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	405
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	495
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	523
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	569
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	612
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	446
					263,596
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,963
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	106
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	138
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	210
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,286
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	200	213
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,074
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	271
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	675	743
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	700	781
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	735	777
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	734
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	320	319
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,170	8,138
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,830	3,951
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	3.500%	7/1/46	985	974
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	4.000%	7/1/47	675	673
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,790	4,031
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.070%	1/1/43	3,585	3,585
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,728
	West Fargo ND GO	4.000%	5/1/25	350	354
	West Fargo ND GO	4.000%	5/1/26	500	511
	West Fargo ND GO	4.000%	5/1/27	425	435
					36,070
Ohio (2.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	329
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	205
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	258
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	520

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	575	598
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	396
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	985	1,036
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	700
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	769
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	100	108
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	781
Akron OH Income Tax Revenue	4.000%	12/1/24	350	352
Akron OH Income Tax Revenue	4.000%	12/1/24	365	367
Akron OH Income Tax Revenue	4.000%	12/1/25	400	407
Akron OH Income Tax Revenue	4.000%	12/1/25	470	478
Akron OH Income Tax Revenue	4.000%	12/1/26	620	638
Akron OH Income Tax Revenue	4.000%	12/1/26	935	961
Akron OH Income Tax Revenue	4.000%	12/1/27	815	840
Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,493
Akron OH Income Tax Revenue	5.000%	12/1/30	505	534
Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,045
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	15,909
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,183
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,895	26,644
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,072
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,666
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,299
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	19,945	21,042
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	32,560
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,052
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,108
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	6,890	7,443
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	4,750	5,233
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	3,837
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	424
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	432
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	551
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	370
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,939
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,665
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,812
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	327
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,628
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,625	2,801
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,090	6,684
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,190
[12]	Butler County OH GO	5.250%	12/1/26	1,535	1,588
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,020	2,029
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,013
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,865	3,958
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,231
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,119
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,709
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,225	1,265
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,545	3,649
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,005	4,122
[1]	Celina City School District GO	5.000%	12/1/28	245	269
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	650
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	506
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	978
[2,5,13]	Cincinnati City School District GO TOB VRDO	3.860%	2/1/24	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	481
[2]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	207
[2]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,016
[2]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,293
[2]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,035
[2]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
	Cleveland OH GO	4.000%	12/1/24	300	303
	Cleveland OH GO	5.000%	12/1/24	1,000	1,017
	Cleveland OH GO	2.000%	12/1/25	300	292
	Cleveland OH GO	3.000%	12/1/26	680	681
	Cleveland OH GO	2.000%	12/1/27	460	442
	Cleveland OH GO	3.000%	12/1/27	1,480	1,486
	Cleveland OH GO	2.000%	12/1/28	615	584
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	302
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	282
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	203
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	533
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,320	1,393
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,479
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	2,910	3,142
[5,6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.950%	2/1/24	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	154
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	133
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	168
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	193
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	278
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	260
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	231
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	226
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	304
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	257
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT (Dering Family Homes Project)	5.000%	2/1/27	2,000	2,071
[5]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	8,530	8,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	476
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,172
	Coshocton County OH BAN GO	4.250%	4/6/24	3,530	3,530
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	251
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,756
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	577
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	6,655	6,657
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,040
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	410
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,095	2,102
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,107
[5]	Cuyahoga OH COP TOB VRDO	3.840%	2/7/24	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,633
	Fairborn City School District GO	4.000%	12/1/28	180	190
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	258
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	263
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	405
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	419
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	965
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,006
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,052
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,011
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.900%	2/1/24	23,000	23,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,586
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,621
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,511
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	511
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	19,264
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	620
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	830	831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	800	801
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,501
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,885	1,885
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,076
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,072
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,537
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,436
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,170
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,805
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	1,915
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	989
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,121
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,319
	Lakewood OH GO	4.500%	3/14/24	11,695	11,707
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	14,770	14,943
	Lebanon City School District GO	3.000%	12/1/25	170	170
[1]	Lorain OH GO	4.000%	12/1/26	350	360
[1]	Lorain OH GO	4.000%	12/1/27	350	363
[1]	Lorain OH GO	4.000%	12/1/28	280	293
[9]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,210
	Mahoning County OH Sewer System Revenue	3.000%	12/1/26	125	125
	Mahoning County OH Sewer System Revenue	3.000%	12/1/27	100	100
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	104
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	519
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	785	826
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	316
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	650
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	371
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,679
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,345
[1]	Midview Local School District COP	4.000%	11/1/27	500	520
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	161
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,109
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	410
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,813
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,052
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,115	1,186
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,244
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,676
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	648
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	685
	North Ridgeville City School District BAN GO	4.625%	9/19/24	2,865	2,874
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	170
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	213
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	238
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,522
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	5,245	5,032
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,810	11,885
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,815
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,527
	Ohio GO	5.000%	9/15/28	5,000	5,557
	Ohio GO	5.000%	5/1/29	1,000	1,124
	Ohio GO	5.000%	5/1/30	1,000	1,147
	Ohio GO	5.000%	5/1/31	1,115	1,141
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	136
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,500	1,545
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	150
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	524
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	309
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/28	1,190	1,223
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,075
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	6,846
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.300%	2/1/24	9,000	9,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,944
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	922
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,074
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	983
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,560
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	528
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	262
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	565
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/28	655	594
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,210
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	483
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	461
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,271
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	362
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	403
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	424
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	739
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	266
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	103
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	416
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,340
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	1,645	1,637
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/29	845	845
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	2,000	1,994
Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,751
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	375	398
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	160
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	704
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	765
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	181
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	187
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,010
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	193
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,016
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	409
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,022
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	515	553
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/48	4,635	4,663
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,780	1,720
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	6,725	6,927
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,950	4,178
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	5,740	6,335
[9]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,495
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,575
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,119
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,570
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,129
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/25	2,300	2,391
	Ohio Special Obligation Revenue	5.000%	2/1/26	1,510	1,576
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,521
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,459
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	4,083
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	985	992
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,500	1,510
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	9,986
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	10,033
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,695
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,972
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	2,345	2,587
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	4,180	4,656
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	3,105	3,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Princeton City School District GO	5.000%	12/1/25	815	828
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	531
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	649
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	603
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	534
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,929
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,281
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	953
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,010
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	763
[2]	Toledo OH GO	5.000%	12/1/25	1,435	1,484
[2]	Toledo OH GO	5.000%	12/1/30	1,200	1,351
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	760	761
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,251
	University of Akron College & University Revenue	5.000%	1/1/26	480	488
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,079
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,210
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,133
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,606
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	251
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	821
[1]	Wright State University College & University Revenue	5.000%	5/1/24	545	547
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	537
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	579
[2]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,686
[2]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,315
					717,956
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/26	3,500	3,568
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	9,000	9,276
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/28	2,200	2,290
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,003
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,505	1,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,030	2,061
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/32	1,145	1,166
[4]	Oklahoma County Independent School District No. 89 GO	4.000%	7/1/28	22,260	23,335
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	969
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,805	1,835
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,039
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	900	913
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,434
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,475	3,477
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,408
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,608
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,657
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	3,893
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	204
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	670
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	287
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,060
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,116
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,077
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,068
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,054
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,600
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,005
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	600	610
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	1,000	1,057
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,734
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,934
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,531
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,576
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	11,810
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	297
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	853
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	465
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,960
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	523
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	495
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,219
					131,071
Oregon (0.7%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/29	2,500	2,103
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,215
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,090
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	205
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	312
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	317
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	341
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,304
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	307
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	580
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	690	732
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Assante Project) TOB VRDO	4.400%	2/1/24	3,300	3,300
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,212
	Multnomah & Clackamas Counties School District No. 51JT Riverdale	0.000%	6/15/30	1,210	993
	Multnomah County OR GO	5.000%	6/15/27	25,000	26,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	1,805	1,624
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	11,435	11,510
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/32	5,815	5,765
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	449
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	436
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	422
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	409
	Oregon GO	2.000%	8/1/25	2,545	2,493
	Oregon GO	5.000%	6/1/28	5,000	5,507
	Oregon GO	5.000%	5/1/29	2,000	2,049
	Oregon GO	5.000%	12/1/52	1,435	1,481
	Oregon GO	5.500%	12/1/53	3,980	4,273
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,075
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/28	3,270	3,595
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/29	2,710	3,047
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	10,215	11,266
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	250	250
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.500%	7/1/49	7,150	7,169
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,465	2,488
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,645	4,574
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,750	3,739
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	15,110	15,338
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	433
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	310
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	297
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,455	13,804
[5]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.860%	2/7/24	5,340	5,340
	Oregon State Lottery Revenue	5.000%	4/1/26	130	130
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,543
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,672
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,274
	Port of Morrow OR GO	4.000%	6/1/24	160	160
	Port of Morrow OR GO	4.000%	12/1/24	160	161
	Port of Morrow OR GO	4.000%	6/1/25	165	167

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port of Morrow OR GO	4.000%	12/1/25	150	152
Port of Morrow OR GO	4.000%	6/1/26	170	173
Port of Morrow OR GO	4.000%	12/1/26	170	174
Port of Morrow OR GO	4.000%	6/1/27	535	551
Port of Morrow OR GO	4.000%	12/1/27	240	248
Port of Morrow OR GO	4.000%	6/1/28	1,105	1,145
Port of Morrow OR GO	4.000%	12/1/28	1,045	1,089
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	980
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,400
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	3,997
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,366
Portland Community College District GO	5.000%	6/15/24	1,125	1,133
Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,081
Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,552
Portland OR Water System Water Revenue	4.000%	5/1/32	3,930	3,940
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	110
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,054
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,518
Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,070
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	90
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	156
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	236
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	265
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	300	321
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,243
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,122
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	925	894
Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,020
				207,649
Pennsylvania (4.4%)
ABAG Finance Authority for Nonprofit Corps. Resource Recovery Revenue PUT	4.300%	12/1/30	1,250	1,250
Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,439
Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,544
Adams County General Authority College & University Revenue	5.000%	8/15/27	225	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,763
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	365	366
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	530
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,960
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	1,555	1,560
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	850	855
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	906
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	925	930
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,154
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	4.007%	2/1/33	3,765	3,712
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,021
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,667
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,311
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	107
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	9,851
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,456
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	687
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,103
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,432
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.290%	11/15/24	1,000	995
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.350%	11/15/25	5,195	5,150
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.450%	11/15/26	2,000	1,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	11/15/47	91,510	90,374
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	5,315	5,324
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	162
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	671
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	670
[1]	Allentown City School District GO	5.000%	2/1/24	1,090	1,090
[1]	Allentown City School District GO	5.000%	2/1/25	955	972
[1]	Allentown City School District GO	3.000%	2/1/28	100	100
[1]	Allentown City School District GO	5.000%	2/1/29	2,245	2,421
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	460	461
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	881
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	976
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	1,950	2,026
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,345	2,463
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	9,295	9,527
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	1,000	1,035
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	8,820	8,910
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,713
[2]	Altoona PA Sewer GO	5.000%	12/1/24	150	152
[1]	Armstrong School District GO	3.000%	3/15/25	575	573
[1]	Armstrong School District GO	3.000%	3/15/26	875	873
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,094
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,470
	Bensalem Township School District GO	3.000%	6/1/24	500	499
	Bensalem Township School District GO	4.000%	6/1/25	430	435
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	918
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,568
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	2,015	1,981
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	2,290	2,252
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,980	1,947
[2]	Bethlehem PA GO	5.000%	12/1/24	290	294
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	506
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	531
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,128
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	473
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,048
[1]	Bristol Township School District GO	3.000%	6/1/24	100	100
[1]	Bristol Township School District GO	5.000%	6/1/25	640	656
[1]	Bristol Township School District GO	5.000%	6/1/27	545	582
[1]	Bristol Township School District GO	4.000%	6/1/28	200	210
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	765	769
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	426
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	454
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	477
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	598
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	807
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	854
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	2,009
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	245
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	535
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	530
[5]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	3.990%	2/1/24	2,800	2,800
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,200	1,199
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,919
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,115	2,129
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,073
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	930	938
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,027
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,013
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,074
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	337
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,316
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	171
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,879
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,780
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,016
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,037
	Chester County IDA Charter School Aid Revenue	5.000%	10/15/27	1,285	1,286
[5,6]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	20,310	20,310
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	431
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,760
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,660
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,012
	Commonwealth of Pennsylvania	5.000%	9/1/29	22,250	25,128
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	302
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	513
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	12,795
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	10,000	10,816
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	132
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	3,095	3,098
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,045
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	28,285
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,755
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,010
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,411
[2]	Cornell School District GO	4.000%	9/1/24	500	501
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,220	1,240
[5]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	2,005	1,886
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	4,035	3,500
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/28	255	265
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	1,145	1,164
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,481
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	267
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	15,529
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	13,088
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of US0001M + 0.880%	4.536%	9/1/48	5,000	4,996
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,205
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,387
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.048%	3/1/57	13,470	13,183
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.270%	3/1/57	15,495	15,162
[12]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	7,070	7,804
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,338
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,946
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	367
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	662
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,510
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	657
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	833
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	600	629
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	904
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	377
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	967
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	408
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,838
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,885
	Erie County Conventional Center Authority Revenue Miscellaneous Revenue	5.000%	1/15/32	1,910	1,936
	Erie Higher Education Building Authority College & University Revenue (Aicup Financing Program)	5.000%	5/1/28	355	365
[2]	Erie School District GO	5.000%	4/1/25	475	485
[2]	Erie School District GO	5.000%	4/1/26	575	599
[1,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,025
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	498
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	495
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	634
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	9,000	9,346
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	3,920	4,260
[2]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,093
[2]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,270
	Hempfield Township PA GO	4.000%	10/15/28	240	253
	Kennett Consolidated School District GO	4.000%	2/15/24	500	500
[1]	Kiski Area School District GO	5.000%	3/1/24	275	275
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	506
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,217
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	542
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	310
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	302
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	407
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	512
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	245	240
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,057
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,299
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	309
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	232
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	860
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	336
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	731
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	475
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	668
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	489
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	553
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	562
	Lancaster IDA College & University Revenue (P3 FMC Holdings, LLC Project)	5.000%	7/1/26	340	355
[2]	Lancaster PA GO	4.000%	11/1/26	2,410	2,465
[2]	Lancaster PA GO	4.000%	11/1/27	2,605	2,683
[2]	Lancaster PA GO	5.000%	11/1/27	1,290	1,346
[2]	Lancaster School District GO	4.000%	6/1/24	365	366
	Lansdale Borough PA GO	2.000%	10/1/25	650	631
	Lansdale Borough PA GO	2.000%	10/1/26	300	283
	Laramie County WY Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	10,000	11,110
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	182
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	181
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,133
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	381
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	265
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	286
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	888
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	448
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,127
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,854
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,730	3,873
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	4,325	4,565
[2]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,348
[2]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,526
[2]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,017
[2]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,100
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	525
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	550
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,306
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	368
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	856
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,726
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	611
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,803
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	485
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,659
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/27	815	820
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,145
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,195
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	326
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,030	2,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	499
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	799
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,000	2,148
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	822
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,835	1,963
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,643
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,369
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	378
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,334
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,518
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,606
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,687
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,003
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	585	577
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,006
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,017
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	317
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	7,130	7,319
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,340	17,706
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,281
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,061
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.430%	11/1/24	630	630
[2]	North Pocono School District GO	4.000%	9/15/28	1,580	1,656
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	513
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	484
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	98
	Northern York County School District GO	4.000%	11/15/26	1,880	1,936
	Northern York County School District GO	4.000%	11/15/28	820	862
	Norwin School District GO	5.000%	4/1/24	305	306
[2]	Octorara Area School District GO	4.000%	4/1/24	375	375
	Penn Delco School District GO	4.000%	6/1/27	200	207
	Penn Delco School District GO	4.000%	6/1/28	445	466
	Penn Delco School District GO	4.000%	6/1/29	350	370
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	301
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	442
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,639
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	409
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	358
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	281
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	523
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,171
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,270	1,303
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	319
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	325	346
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	655
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,585
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	470
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	832
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	552
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	542
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,785	3,804
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	8,000	9,079
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,662
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	4,890	4,912
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.290%	11/15/24	1,370	1,365
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.350%	11/15/25	1,755	1,737
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.450%	11/15/26	1,825	1,800
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	11/15/47	27,410	27,059
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,482
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,435
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,545
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	179
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,666
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	985
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	572
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,035
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	636
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	730
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,019
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,282

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,747
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,392
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,224
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,118
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	115
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	217
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	131
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,019
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	107
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	206
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	257
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	113
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	192
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	130
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,163
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	419
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	262
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	157
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,059
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	132
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	394
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	347
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	267
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	123
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	537
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,478
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	269
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,156
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	354
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	695	690
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,600	5,581
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,265	1,252
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	3,150	3,073
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,170	3,080
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,700	1,659
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	20,334	19,487
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,725	4,525
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	13,380	13,439
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,855	7,078
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	14,695	15,572
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	4,961	5,276
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	6,155	6,750
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.080%	2/1/24	7,385	7,385
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	254
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	897
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,596
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	776
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,310
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,678
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,067
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,048
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,346
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	567
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	823
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,834
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,099
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,697
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,063
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	105
[3]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.550%	7/15/41	26,000	25,975
	Pequea Valley School District GO	3.000%	5/15/24	115	115
	Pequea Valley School District GO	4.000%	5/15/28	150	157
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	548
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	557
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	679
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	922
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,595	1,638
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,318
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,360
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	630
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,250	1,323
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	236
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,100	1,126
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,045
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,678
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	9,605	9,637
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,033
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/24	170	170
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/25	170	171
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/26	810	825
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/27	335	345
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/15/29	360	342
	Philadelphia IDA College & University Revenue	4.000%	11/1/24	1,045	1,048
	Philadelphia IDA College & University Revenue	5.000%	11/1/25	1,845	1,898
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	2,385	2,483
	Philadelphia IDA College & University Revenue	5.000%	11/1/27	2,500	2,641
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	403
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	1,665	1,695
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	403
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	325
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	338
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	363
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	540
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	2,962
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,220
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,606
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,549
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,013
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	655
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,357
	Philadelphia PA GO	5.000%	5/1/26	2,860	2,987
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,122
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,308
	Philadelphia PA GO	5.000%	8/1/28	250	256
	Philadelphia PA GO	5.000%	8/1/29	250	268
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,476
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,296
	Philadelphia School District GO	5.000%	9/1/24	310	313
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,009
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,068
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,068
	Philadelphia School District GO	5.000%	9/1/25	2,325	2,387
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,821
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,565
[2,13]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,557
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,382
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,648
	Philadelphia School District GO	5.000%	9/1/28	2,253	2,347
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,410
	Philadelphia School District GO	5.000%	9/1/29	10,000	10,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/24	500	507
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	1,700	1,700
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	900
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,910	1,921
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,696
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,106
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/26	2,000	2,077
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/27	4,050	4,299
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	2,595	2,811
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,132
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	757
	Pittsburgh PA GO	5.000%	9/1/24	520	526
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	141
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,345
[2,3,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.517%	9/1/40	19,500	18,918
[1]	Plum Boro PA School District GO	3.300%	9/15/29	100	100
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,697
[2]	Reading School District GO	5.000%	3/1/24	665	666
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,717
	School District of Philadelphia GO	5.000%	9/1/27	1,335	1,414
	School District of Philadelphia GO	5.000%	9/1/28	275	297
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,081
	School District of Philadelphia GO	5.000%	9/1/29	1,570	1,727
	School District of Philadelphia GO	5.000%	9/1/30	2,665	2,975
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,100
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,808
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	303
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	324
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	963
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,032
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	46
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	105
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	168
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	165
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	315
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	230
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	272
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	26,185	29,093
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,808
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.470%	6/1/49	3,620	3,617
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	503
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,546
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	1,978
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	300
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	191
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	407
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	460
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,037
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	764
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	755
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,270
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	807
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,193
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,032
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,563
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	403
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,834
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	9,510	9,955
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,155
	Twin Valley School District GO	3.000%	4/1/27	1,000	1,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Twin Valley School District GO	3.000%	4/1/29	500	501
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,548
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	755
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,108
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,038
[3]	University of Pittsburgh of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.230%	2/15/24	44,185	44,185
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	10,000	11,142
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	483
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,316
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	134
	Westmoreland County PA GO	5.000%	8/15/28	1,655	1,804
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	434
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	654
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	673
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	375
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	463
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	995	1,000
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	2,295	2,385
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	575	603
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	616
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	655
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,020	4,020
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,296
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,376
					1,306,262
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	11,886	11,681
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	95,244	96,774
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	94,087	99,348
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	73,939	80,069
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	19,883	22,150
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	2,860	2,869
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	6.125%	7/1/24	767	773
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	8,895	8,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,889
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,237
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,030
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,779
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,789
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	4,570	4,703
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	45,465	46,871
[2]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	300
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	470	470
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,150	2,150
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	358
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	4,200	4,258
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	8,630	8,891
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	12,355	13,044
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	3,200	3,401
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,466
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	435
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	242
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	11,594	11,414
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	42,484	37,345
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	22,216	18,054
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,716	1,392
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	13,726	10,271
					503,437
Rhode Island (0.3%)
[2]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	501
[2]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	512
	Providence RI GO	5.000%	1/15/25	250	254

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Providence RI GO	5.000%	1/15/26	250	258
Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,035
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,048
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	379
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	678
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	407
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	438
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	466
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	158
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	161
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	527
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	159
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	384
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	409
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,968
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,404
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	985	1,001
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,715	1,742
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,711
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	306
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	277
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	547
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,215	5,201
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	6,615	6,438
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	4,890	4,853
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	6,705	6,504
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	2,130	2,102
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	4,330	4,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,000	4,002
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,263
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,119
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/27	435	443
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,528
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,522
					82,888
South Carolina (1.7%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,054	6,223
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	875
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	6,000	6,570
	Fort Mill School District No. 4 GO	4.000%	3/1/32	5,850	6,006
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	501
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	7,380	7,850
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,255	6,800
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	3,125	3,472
[9]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,680	12,935
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,102
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,248
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,960
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,185
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,468
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	891
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,767
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	917
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	5,069
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	940
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	719
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	743
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,238
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	73,835	73,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	30,000	32,469
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	15,700	16,914
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,264
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,512
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,837
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	2,250	2,264
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,014
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,585
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,283
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,091
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,869
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,949
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,608
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/30	4,190	4,382
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	1,525	1,591
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	168
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	321
[4]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/27	250	265
[4]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/28	360	390
[4]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/29	270	298
[4]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/30	300	337
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,222
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,003
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,882
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	992
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,297
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	883
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	433
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	5,147
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,000	5,423
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	3,000	3,167
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,825
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	293
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,662
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.700%	2/1/24	4,000	4,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	187
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	257
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	154
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	351
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	325
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	314
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	183
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,067
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	640
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	960
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	960
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	646
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,086
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	651
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	525
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	11,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,078
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,697
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,707
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,738
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,486
[1,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.990%	2/1/24	3,820	3,820
[1,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.990%	2/1/24	4,505	4,505
[2,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.990%	2/1/24	12,000	12,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,848
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	916
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,509
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	264
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,165	4,193
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	455	462
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	145	147
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,082
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,275
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	592
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	492
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	182
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/24	10,230	10,392
[9]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,120	2,113
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	3,415	3,428
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	9,985	9,892
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,435	3,326
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,360	4,259
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,785	7,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,480	4,873
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,179
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	16,806
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	9,987
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	17,774
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,569
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	502
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	371
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	589
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,059
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	295
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	772
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	211
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,624
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,936
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,408
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	753
					512,975
South Dakota (0.2%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,123
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,021
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,135
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,009
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	202
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	512
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	491

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	175
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	748
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	793
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,010
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	4,815
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	8,033
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	2,845	2,835
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	1,100	1,083
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	13,360	12,962
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,760	1,702
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	2,085	2,012
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	6,990	7,203
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,015	3,230
				53,094
Tennessee (1.7%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,020
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,085
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	575
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	504
Dyer County TN GO	3.000%	6/1/27	1,400	1,394
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,015	1,088
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	952
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,081
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	50
Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	860	864
Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,305	2,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT (Tyler Apartment Project)	5.000%	8/1/25	5,435	5,526
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,253
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,702
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,896
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,457
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,038
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,167
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,167
[9]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,761
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,121
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	110	109
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/27	600	638
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	600	648
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	300	308
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/30	1,000	1,114
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	169
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	300	297
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	192
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	9,520	10,314
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,500	1,507
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	6,875	6,874
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	5,005
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,780	21,147
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,943	15,465
[2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	820	896
[2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	1,055	1,149
[2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,740	1,971
[2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	700	794
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	24,098
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/28	12,915	13,570
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	13,430	14,312
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	5,865	6,250
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/30	12,195	13,143
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,027
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,049
	Montgomery County TN GO	4.000%	4/1/25	500	500
[19]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,271
[19]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,295
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,990	2,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.950%	2/1/24	28,300	28,300
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	350
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	501
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	502
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	604
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	560	570
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	555
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,153
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,840
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,257
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,933
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,365
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	70,335	70,869
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	47,615	47,702
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	4,500	4,801
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,641
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	178
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	411
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	206
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	12,180	12,378
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,042
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,296
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	73,290	76,173
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	10,195	10,209
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	993
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	85	85
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,280	1,276
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	260	259
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/49	9,015	9,069
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,980	1,949
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,035	5,815
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,610	4,555
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	5,975	6,316
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/50	4,770	4,776
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	3,770	3,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,040	2,120
					512,472
Texas (9.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,290
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,519
[11]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,077
[11]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,002
[11]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,000	991
[11]	Alvin TX Independent School District GO	5.000%	2/15/28	50	52
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	187
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	200
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	411
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	205
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	210
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	441
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	556
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	2,750	2,742
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,257
	Arlington TX GO	5.000%	8/15/25	2,925	3,016
[11]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,320
[11]	Arlington TX Independent School District GO	5.000%	2/15/29	3,000	3,338
[11]	Arlington TX Independent School District GO	5.000%	2/15/30	2,300	2,611
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,411
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,254
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,138
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,310
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,320
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	909
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,647
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,043
[11]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,873
[11]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,267
[11]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,230
	Austin Independent School District GO	5.000%	8/1/29	4,455	5,015
[11]	Austin Independent School District GO	5.000%	8/1/30	1,610	1,678
[11]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,120
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,888
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,407
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	7,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,629
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,241
[11]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,426
[11]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,164
[11]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,091
[11]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,443
	Bedford TX GO	5.000%	2/1/24	2,775	2,775
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,733
	Bexar County Hospital District GO	5.000%	2/15/28	325	353
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,107
	Bexar County Hospital District GO	5.000%	2/15/30	1,850	2,084
	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,713
	Bexar County TX GO	5.000%	6/15/25	1,560	1,606
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,872
[11]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	1,996
[11]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,487
[11]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,442
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,288
[11]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,112
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,290
[5,6]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.870%	2/1/24	13,700	13,700
[11]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,061
	Carrollton TX GO	5.000%	8/15/26	1,225	1,295
[11]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	500
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,566
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,201
[11]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,368
[11]	Celina Independent School District GO	5.000%	2/15/29	500	554
[11]	Celina Independent School District GO	5.000%	2/15/30	500	565
[11]	Celina Independent School District GO	5.000%	2/15/31	500	574
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/27	167	153
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	152
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	936
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	130
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	389
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,292
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	30,555	31,477
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,073
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	743
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,603
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,477
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,579
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	6,200	6,240
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,270	2,332
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,539
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	101
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,671
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	7,995	6,864
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	7,059
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	5,000	5,032
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	1,000	1,006
[11]	Clear Creek Independent School District GO	5.000%	2/15/24	440	440
[11]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,475	6,517
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	342
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	428
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	971
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	536
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	315
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	513
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	329
	College Station TX GO	3.300%	2/15/33	1,340	1,337
[11]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,681
[11]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,630
[11]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,782
	Conroe TX GO	5.000%	11/15/24	1,415	1,435
	Corpus Christi TX GO	5.000%	3/1/26	70	71
	Corpus Christi TX GO	4.000%	3/1/30	1,865	1,877
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	515
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	356
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	139
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	199
[5]	Corpus Christi TX Utility System Water Revenue TOB VRDO	4.600%	2/1/24	18,095	18,095
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	5,945	6,486
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	7,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	766
[11]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	7,985	7,845
[11]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	11,845	11,637
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,361
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,167
	Dallas College GO	5.000%	2/15/25	3,270	3,337
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,281
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,705	2,801
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	11,626
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,454
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,325	1,431
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	2,490	2,746
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,808
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	9,440	10,646
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	7,815	8,976
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	4,775	4,732
[9]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,100	2,147
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,569	1,635
[11]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,187
[5]	Dallas TX (Fair Park Venue Project) PUT	6.250%	8/15/28	6,925	7,020
	Dallas TX GO	5.000%	2/15/25	5,000	5,101
	Dallas TX GO	5.000%	2/15/25	7,700	7,855
	Dallas TX GO	5.000%	2/15/26	5,375	5,605
	Dallas TX GO	5.000%	2/15/26	5,105	5,323
	Dallas TX GO	5.000%	2/15/27	7,605	8,143
	Dallas TX GO	5.000%	2/15/27	5,375	5,755
	Dallas TX GO	5.000%	2/15/27	5,100	5,461
	Dallas TX GO	5.000%	2/15/30	15,000	17,053
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,535
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,031
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,149
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,042
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,317
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	2,375	2,424
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,250	1,272
[5]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	27,230	27,599
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,796
[11]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,541
[11]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,000	1,051
[11]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,095
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,000	2,025
	Denton County TX GO	5.000%	7/15/25	1,670	1,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denton County TX GO	4.000%	7/15/33	2,575	2,624
[11]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,878
[11]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,192
[11]	Denton Independent School District GO PUT	2.000%	8/1/24	4,755	4,722
[11]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	930	925
[11]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,047
[11]	Dripping Springs TX Independent School District GO	5.000%	2/15/29	1,250	1,393
[11]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,171
[11]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,216
	Ector County Hospital District GO	5.000%	9/15/24	670	673
	Ector County Hospital District GO	5.000%	9/15/25	500	506
	Ector County Hospital District GO	5.000%	9/15/26	700	716
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,107
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,526
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,592
[11]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,088
[11]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,288
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,782
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,025
	El Paso TX GO	5.000%	8/15/27	50	50
	El Paso TX GO	4.000%	8/15/32	4,975	5,034
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	607
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	253
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	324
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	638
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	65
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	170
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,844
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,089
[11]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,031
[11]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,409
[11]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,589
[11]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	21,630	21,505
[11]	Fort Bend Independent School District GO PUT	3.650%	8/1/24	3,445	3,447
[11]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,965	3,816
[11]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	17,170	16,066
[11]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,671
[11]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,154
[11]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,965
[11]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,285
[11]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,576
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,265
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,630
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,269
	Fort Worth TX GO	4.000%	3/1/31	5,140	5,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,077
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,609
[11]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,413
[11]	Friendswood Independent School District GO	4.000%	2/15/27	625	644
[11]	Friendswood Independent School District GO	4.000%	2/15/28	645	671
[11]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,962
[11]	Frisco Independent School District GO	5.000%	2/15/26	5,785	6,039
[11]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,932
[11]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,668
[11]	Frisco Independent School District GO	2.500%	8/15/27	2,655	2,562
[11]	Frisco Independent School District GO	5.000%	2/15/28	6,335	6,914
[11]	Frisco Independent School District GO	5.000%	2/15/29	6,560	7,315
[11]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,598
[11]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,040
[11]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,607
[11]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,030
	Galveston County TX GO	4.000%	2/1/24	1,000	1,000
	Galveston County TX GO	4.000%	2/1/25	1,085	1,096
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	739
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	790
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	4,028
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	815
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,599
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	335	357
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,294
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	245	264
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,643
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	330	361
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	450	500
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	370	418
[2]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	668
[2]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	910
[2]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,144
[2]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,941
[11]	Godley Independent School District GO	5.000%	2/15/28	550	560
[11]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,494
[11]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,948
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	24,485	26,181
[11]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	564
[1,5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	4.670%	2/1/24	2,425	2,425
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,557
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,612
[11]	Hallsville TX Independent School District GO	4.000%	2/15/33	1,000	1,043
[11]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,468
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,013
[11]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,469
[4]	Harris County Cultural Education Facilities Finance Corp. College & University Revenue	5.000%	5/15/29	6,000	6,614
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,039
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,257
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,025
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,074
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,210	5,371
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,032
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,514
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,212
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,100	1,217
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	7,560	7,630
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	9,260	9,374
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,841
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	1,975	2,064
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	11,990	12,533
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	17,221
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	2/1/24	9,000	9,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 70% of SOFR + 0.730%	4.447%	11/15/46	3,000	3,000
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.440%	12/1/49	1,310	1,307
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.720%	7/1/49	4,500	4,469
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,205
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,610
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	2,555	2,642
	Harris County Hospital District GO	5.000%	2/15/30	1,070	1,109
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,801
	Harris County TX GO	5.000%	10/1/25	1,140	1,180
	Harris County TX GO	5.000%	10/1/26	1,570	1,618
	Harris County TX GO	5.000%	9/15/27	1,300	1,408
	Harris County TX GO	5.000%	10/1/27	5,030	5,452
	Harris County TX Highway Revenue	5.000%	8/15/28	3,000	3,142
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	5,145	4,994
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,298
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	4,286
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,836
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,190	1,201
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,211
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.010%	11/15/30	6,320	4,919
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,941
[11]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	841
	Hays County TX GO	5.000%	2/15/26	1,600	1,666
[5]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	65	62
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	435
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	213
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	251
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	539
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	500
[9]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,347
	Houston Community College System GO	5.000%	2/15/25	1,690	1,726
[9]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,562
[11]	Houston Independent School District GO	4.000%	2/15/30	1,655	1,655
[11]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Houston Independent School District GO PUT	3.500%	6/1/25	16,500	16,563
[11]	Houston Independent School District GO PUT	4.000%	6/1/25	4,320	4,364
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,316
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,589
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,806
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,582
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,559
	Houston TX GO	5.000%	3/1/26	4,400	4,594
	Houston TX GO	5.000%	3/1/27	6,225	6,641
	Houston TX GO	5.000%	3/1/30	1,250	1,418
	Houston TX GO	5.000%	3/1/31	2,200	2,538
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	111
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	143
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	294
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	385
[11]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,751
[11]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,037
	Hunt Memorial Hospital District Charitable Health	5.000%	2/15/28	1,525	1,609
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,112
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,394
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,373
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,471
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,318
[11]	Hutto Independent School District GO	5.000%	8/1/28	315	345
[11]	Hutto Independent School District GO	5.000%	8/1/29	425	475
[11]	Hutto Independent School District GO	5.000%	8/1/30	225	256
[11]	Hutto Independent School District GO	5.000%	8/1/31	400	463
[11]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	2,993
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	740	748
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	511
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	210	217
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	436
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	493
[11]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,724
[11]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,316
[11]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,770
[11]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,825
[11]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/26	100	94
[11]	Katy Independent School District GO	4.000%	2/15/24	410	410
[11]	Katy Independent School District GO	4.000%	2/15/25	925	925
[11]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,119
	Kaufman County TX GO	5.000%	2/15/26	165	171
	Kaufman County TX GO	5.000%	2/15/27	200	212
	Kaufman County TX GO	5.000%	2/15/27	175	185
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	342
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/30	2,300	2,341
[11]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,122
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,199
[5]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	500	501
[11]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,711
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	225	227
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	240	245
[11]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,565
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	352
[11]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,282
	Laredo TX GO	5.000%	2/15/27	240	250
	Laredo TX GO	5.000%	2/15/27	1,000	1,065
	Laredo TX GO	5.000%	2/15/29	1,510	1,674
	Laredo TX GO	5.000%	2/15/30	1,200	1,356
	Laredo TX GO	4.000%	2/15/31	1,815	1,837
	Laredo TX GO	5.000%	2/15/31	1,000	1,147
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	426	406
[11]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,610
[11]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,429
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,009
[11]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	379
[11]	Leander Independent School District GO, Prere.	0.000%	8/15/24	20,000	5,279
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/43	9,488	9,668
[11]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,692
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	468	439
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	176
[11]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	437
[11]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,504
[11]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,072
	Lone Star College System GO	4.000%	2/15/32	1,250	1,271
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,024
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,281
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	13,765	14,640
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,020	1,025
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,075	2,125
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	6,565	6,723
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,180	1,208
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	5,020	5,037
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	4,020	4,205
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,545	1,616
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,794
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,120	2,263
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	3,205	3,422
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,000	2,135
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	500	544
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	6,230	6,776
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	135	138
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/28	1,000	1,088
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/29	1,460	1,620
[2,5]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.900%	2/1/24	8,000	8,000
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/27	800	852
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/28	1,000	1,085
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/29	1,150	1,273
	Lubbock TX GO	5.000%	2/15/25	3,035	3,040
[11]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,133
[11]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,354
[11]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,956
[11]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,364
[11]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,666
[11]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,172
[11]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,033
	McKinney TX GO	5.000%	8/15/27	400	431
	McKinney TX GO	5.000%	8/15/29	325	364
	McKinney TX GO	5.000%	8/15/30	325	370
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	388
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	564
[2]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	456
[2]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,112
[2]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	2,250	2,419
[11]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,723
[11]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,032
[5]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	1,000	1,005
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,565	1,724
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,440
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,543
[11]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,588
[11]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,987
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	131
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	249
[11]	Midway Independent School District/McLennan County GO	4.000%	8/1/27	1,500	1,561
[11]	Midway Independent School District/McLennan County GO	4.000%	8/1/28	1,230	1,292
[11]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,253
[11]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,628
[11]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,261
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	503
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	762
[11]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	1,992
[11]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,934
[11]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,102
[3]	New Braunfels TX CP	4.000%	2/6/24	12,500	12,500
[11]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	9,248
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,775
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,607
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,085
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	2,505	2,357
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	4,380	4,314
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,669
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,245	1,276
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,233
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,053
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,815
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,354
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,172
	North Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,721
[1]	North Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,713
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,203
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,973
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,848
[11]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,078
[11]	North East TX Independent School District GO PUT	2.200%	8/1/24	17,875	17,694
[1,5]	North Fort Bend Water Authority Water Revenue TOB VRDO	3.980%	2/1/24	2,310	2,310
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,052
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	250	242
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	4,000	3,877
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/25	1,470	1,508
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	145	147
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	551
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	346
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	19,830
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,930
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,037
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,895	19,057
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	198
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,116
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,225	1,358
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,355	4,425
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,036
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	15,000	16,888
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,055	13,803
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	2,875	2,918
[14]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,385	3,867
[14]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,375	8,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,341
[11]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,191
[11]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,031
[11]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,350
[11]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,955
[11]	Northside Independent School District GO PUT	1.600%	8/1/24	18,005	17,846
[11]	Northside Independent School District GO PUT	0.700%	6/1/25	23,825	23,055
[11]	Northside Independent School District GO PUT	3.000%	8/1/26	28,360	28,105
[11]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,539
	Nueces County TX GO	5.000%	2/15/28	435	471
	Odessa TX GO	4.000%	3/1/28	2,000	2,084
[11]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,513
[11]	Palestine Independent School District GO	4.000%	2/15/32	1,000	1,012
[11]	Paradise Independent School District GO	4.000%	8/15/27	1,895	1,917
[11]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,044
[11]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,025	17,843
	Pearland TX GO	5.000%	3/1/26	600	624
	Pearland TX GO	5.000%	3/1/30	1,355	1,487
	Pearland TX GO	5.000%	3/1/30	1,970	2,044
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,057
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,062
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	304
[11]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,638
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,260
[11]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,156
[11]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,017
	Plano TX GO	3.100%	9/1/33	4,010	3,977
[11]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,613
	Port Arthur Independent School District GO	5.000%	2/15/24	555	555
[11]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,274
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	1,002
[11]	Pottsboro TX Independent School District GO PUT	2.750%	8/15/24	6,000	5,979
[5]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	4.500%	9/1/30	444	444
[11]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,602
[11]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,114
[11]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,442
[11]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,007
[11]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,741
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,500	11,147
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	438
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	462
[11]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,407
[11]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,737
	Rockland County TX GO	5.000%	2/1/26	550	572
	Rockland County TX GO	5.000%	2/1/27	800	849
[11]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,531
[11]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,032
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,960
[11]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,599
[11]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,384
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,635
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,756
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	5.000%	2/15/29	1,300	1,439
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	5.000%	2/15/30	1,000	1,127
	San Angelo TX GO	2.000%	2/15/25	2,720	2,670
	San Angelo TX GO	3.000%	2/15/26	5,580	5,538
	San Angelo TX GO	3.000%	2/15/27	5,750	5,699
	San Angelo TX GO	3.000%	2/15/29	5,510	5,461
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,515	5,540
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/27	5,320	5,700
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/28	10,125	11,063
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/29	11,435	12,741
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/30	14,705	16,671
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,835
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,097
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,178
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,388
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	5,950
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	2,967
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,931
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,734
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,201
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,903
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,110
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,863
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,446
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,562
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	5,096
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,938
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,120
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,208
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,955	3,145
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,210
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	5,000	5,000
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,629
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	36,575	35,903
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,170	15,558
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,544
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,310	10,361
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	9,210
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.740%	2/1/48	42,500	42,429
	San Antonio TX GO	5.000%	2/1/25	4,495	4,502
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	3.430%	2/1/24	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,072
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,118
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,138
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	16,520	16,466
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,298
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.520%	5/1/44	25,445	25,374
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,021
	San Jacinto Community College District GO	5.000%	2/15/27	560	593
	San Jacinto Community College District GO	5.000%	2/15/28	560	604
	San Patricio County TX GO	5.000%	4/1/24	100	100
	San Patricio County TX GO	5.000%	4/1/26	150	156
	San Patricio County TX GO	5.000%	4/1/27	140	149
	San Patricio County TX GO	5.000%	4/1/28	450	488
	San Patricio County TX GO	5.000%	4/1/29	300	332
	San Patricio County TX GO	5.000%	4/1/30	500	564
[11]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,074
[11]	Sherman TX Independent School District GO	5.000%	2/15/29	1,000	1,114
[11]	Sinton Independent School District GO PUT	5.000%	8/15/24	2,000	2,017
[11]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,021
[11]	South San Antonio TX Independent School District GO	0.000%	8/15/29	1,000	841
[11]	Southside Independent School District GO	5.000%	8/15/24	250	253
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	506
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,165
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,051
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,125	1,265
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	175	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	338
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	175	185
[11]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,096
[11]	Southwest Independent School District GO	5.000%	2/1/30	1,775	2,019
[11]	Southwest Independent School District GO	5.000%	2/1/30	1,300	1,478
[11]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,156
[11]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,338
[11]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,184
[11]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,607
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,324
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	980
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,760	21,445
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,723
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,592
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	1,961
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	803
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,620	1,656
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	412
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,649
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	704
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	237
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	188
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	325
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,980	3,103
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	441
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,121
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	500	506
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	7,435	7,693
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	13,660	15,214
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.800%	2/7/24	11,335	11,335
[3,5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	8/1/50	29,485	29,270
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.000%	9/1/27	5,830	6,063
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,059
	Temple TX GO	4.000%	8/1/32	1,630	1,679
[11]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,205
[11]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,423
[11]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,787
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,269
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,682
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,430
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,411
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,654
[11]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,444
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,470	1,483
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	7,570	7,419
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,790	10,383
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,805	11,585
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	14,470	15,750
	Texas GO	5.000%	8/1/25	2,510	2,591
	Texas GO	4.000%	8/1/26	1,450	1,468
	Texas GO	5.000%	10/1/26	5,550	5,605
	Texas GO	4.000%	8/1/27	2,250	2,277
	Texas GO	5.000%	10/1/27	3,120	3,152
	Texas GO	5.000%	10/1/27	4,285	4,295
	Texas GO	4.000%	8/1/28	1,250	1,265
	Texas GO	4.000%	8/1/29	2,750	2,784
	Texas GO	4.000%	8/1/30	1,500	1,518
	Texas GO	5.000%	8/1/30	3,500	3,751
	Texas GO	4.000%	8/1/31	1,250	1,265
[6]	Texas GO VRDO	3.800%	2/7/24	2,855	2,855
	Texas GO, Prere.	5.000%	4/1/24	10,115	10,145
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,201
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,000	1,036
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	43,510	45,307
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	5,200	5,240
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,470
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,906
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	17,195	17,836
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	20,260	21,210
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	6,500	6,852
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	495	524
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/29	5,480	5,791
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/30	5,625	6,012
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/31	5,470	5,979
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	75,000	80,627
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	474
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	645
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,242
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	1,999
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,474
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	11,565	12,486
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,000	1,021
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	175
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	253
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	267
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	518
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,706
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,058
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	764
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	684
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,082
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,096
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,662
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,500	1,501
[9]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,204
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,750
[2,5]	Texas State Technical College & University Revenue TOB VRDO	4.750%	2/7/24	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,965
	Texas State University System College & University Revenue	5.000%	3/15/26	750	751
	Texas State University System College & University Revenue	5.000%	3/15/27	130	133
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	6,125
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	34,448
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,207
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	781
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,624
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,255
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,117
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,287
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,573
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,066
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,096
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	4,045
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,420	1,574
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,505
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,000	2,237
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,827
	Texas Water Development Board Water Revenue	5.000%	10/15/29	3,450	3,901
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,623
	Texas Water Development Board Water Revenue	5.000%	4/15/30	3,000	3,421
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,372
	Texas Water Development Board Water Revenue	5.000%	10/15/30	5,000	5,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,081
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,867
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,826
[11]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,108
[11]	Tomball Independent School District GO PUT	0.260%	8/15/24	4,700	4,606
	Travis County TX GO	5.000%	3/1/25	5,000	5,109
	Travis County TX GO	5.000%	3/1/26	5,000	5,222
	Travis County TX GO	5.000%	3/1/33	15,760	17,485
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,125
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,502
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,522
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	104
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/30	2,025	2,293
[11]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,496
[11]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,092
[11]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,138
[11]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,616
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	9,265
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,546
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,258
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,162
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	5,500	5,679
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	429
[11]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	3,877
	Waco TX GO	4.000%	2/1/28	1,725	1,803
	Waco TX GO	4.000%	2/1/29	3,590	3,769
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,343
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,409
[11]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	1,017
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,037
[11]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,241
	Williamson County TX GO	5.000%	2/15/28	25	25
	Williamson County TX GO	5.000%	2/15/28	10,000	10,902
	Williamson County TX GO	5.000%	2/15/29	23,265	25,918
	Williamson County TX GO	4.000%	2/15/33	2,140	2,194
	Williamson County TX GO	4.000%	2/15/34	2,250	2,303
[11]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,054
[11]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,242
[11]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,647
[11]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,184
[11]	Wylie Taylor County Independent School District GO	4.000%	2/15/31	1,925	1,959
[11]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,097
					2,797,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah (0.3%)
	Alpine UT School District GO (Utah School Bond Guaranty Program)	2.950%	3/15/33	7,525	7,217
	Davis School District GO	4.000%	6/1/25	4,395	4,434
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,066
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,976
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	13,989
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	170
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	137
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	129
[5]	Utah Charter School Finance Authority Charter School Aid Revenue	4.000%	10/15/31	1,250	1,139
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	23,245	23,263
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,735	3,889
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,519
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	4,200	4,645
[9]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,750
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	259
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	547
	Utah State University College & University Revenue	4.000%	12/1/27	480	489
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/24	500	503
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	521
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	758
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	827
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,122
[2]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	352
[2]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	783
[2]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	489
					80,973
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	100
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	115
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	497
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	158
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	222
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	219
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,000	1,005
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	506
					3,254
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,110	1,130
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	3,595	3,696
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	4,310	4,458
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	151
					9,435
Virginia (1.1%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	376
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	664
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	850
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	863
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	271
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,167
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,861
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,997
	Arlington County VA GO	2.500%	8/15/29	10,000	9,717
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,725	1,734
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	890
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,093
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,110
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	3,080
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/30	5,350	5,968
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,945	3,093
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,528
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	1,495	1,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/27	13,925	14,986
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	51,190	53,641
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	697
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,585
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,375	2,375
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	502
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,015
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,743
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	532
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	551
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	560
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,160	1,311
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	414
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	417
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	885	870
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	358
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	444
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	320	322
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	224
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,040
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,302
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,361
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,388
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,452
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,470

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,455
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	820
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,834
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,029
Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	10,380	11,326
Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,654
Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,104
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.730%	2/1/24	13,675	13,675
Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	641
Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	896
Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	940
Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	984
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	921
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,126
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	10,215	10,515
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,500	10,964
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	2,200	2,332
Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	353
Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	415
Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	446
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/33	6,925	6,926
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,203
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	7,934
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,026
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	40,000	40,063
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/25	5,065	5,090
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	6,915	7,117
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,259
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,233
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	225
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,565	1,610
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,750	2,926
[5,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.200%	2/1/24	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	6,385	5,951
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,765	2,779
					320,923
Washington (2.0%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,517
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,604
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,274
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,197
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,366
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.070%	11/1/45	5,310	5,225
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	6,910
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,914
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,475
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	12,032
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,190
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,447
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	3,010
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,674
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	290
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,167
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,491
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	214
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	135
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	138
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	74
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	456
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	664
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	154
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	154
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,655	1,735
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,039
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,271
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,022
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	3,750	3,935
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,492
	King County WA Sewer Revenue PUT	0.875%	1/1/26	1,880	1,743
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.100%	1/1/40	23,500	23,006
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	340
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/32	2,320	2,394
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,285
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	505
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,335
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,927
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,349
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,674
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,745	4,875
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,058
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,310	1,355
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.120%	5/1/45	7,650	7,447
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,171
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,551
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/32	460	460
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,872
	University of Washington College & University Revenue PUT	4.000%	8/1/27	18,805	19,331
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,085
	Washington GO	5.000%	6/1/25	3,000	3,082
	Washington GO	5.000%	8/1/25	10,865	11,203
	Washington GO	5.000%	8/1/25	5,135	5,295
	Washington GO	5.000%	7/1/26	10,000	10,539
	Washington GO	5.000%	7/1/26	10,000	10,539
	Washington GO	5.000%	8/1/26	12,455	13,152
	Washington GO	5.000%	8/1/26	5,570	5,882
	Washington GO	5.000%	8/1/26	10,000	10,560
[4]	Washington GO	5.000%	2/1/27	7,850	8,388
	Washington GO	5.000%	6/1/27	5,200	5,600
	Washington GO	5.000%	7/1/27	7,000	7,552
	Washington GO	5.000%	8/1/27	10,000	10,810
	Washington GO	5.000%	2/1/28	3,000	3,059
	Washington GO	4.000%	7/1/28	25,000	26,441
	Washington GO	4.000%	7/1/28	5,000	5,288
	Washington GO	5.000%	7/1/28	10,000	11,035
	Washington GO	5.000%	8/1/28	10,000	11,056
	Washington GO	5.000%	6/1/29	5,120	5,762
	Washington GO	5.000%	8/1/31	15,040	16,125
	Washington GO	5.000%	8/1/31	3,000	3,085
	Washington GO	5.000%	8/1/35	1,000	1,025
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,429
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,100	1,122
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,040
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,272
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	685
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,018
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,334
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,990	2,111
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,055
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,085
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,071
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,025	3,207
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	19,685
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,450	2,400
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,500	6,504
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,484
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	25,472
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	38,395	38,717
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.270%	1/1/35	4,620	4,621
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,550
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	451
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	571
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	905	878
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,740	2,848
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue (Single Family Program)	4.000%	6/1/49	2,555	2,548
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	359
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	208
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	3,405	3,379
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	110	111
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,185	1,290
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	1,000	1,009
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/25	350	355
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.000%	7/1/26	2,450	2,450
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.750%	7/1/27	470	470
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/27	350	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	555	584
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/29	775	824
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/30	810	869
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	1,170	1,121
[1]	Western Washington University College & University Revenue	4.000%	4/1/24	250	250
					575,632
West Virginia (0.2%)
[2]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,570
[2]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,318
[2]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,210
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	121
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,021
[5]	Monongalia County WV Tax Allocation Revenue	5.000%	6/1/33	1,000	1,036
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,968
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,206
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,467
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,017
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,182
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,202
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,073
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,385
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.700%	2/1/24	5,765	5,765
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/24	2,350	2,369
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/25	2,465	2,540
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	10,630
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	1,890	2,080
					60,160
Wisconsin (2.1%)
	Burnett County WI GO	2.000%	11/1/26	1,010	966
	Burnett County WI GO	3.000%	11/1/27	1,285	1,286
	Burnett County WI GO	3.000%	11/1/28	1,325	1,329
	Dane County WI GO	2.000%	4/1/27	3,405	3,229
	Dane County WI GO	2.000%	4/1/28	1,715	1,597
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,606
[4]	Fort Atkinson WI Miscellaneous Revenue	5.000%	12/1/24	3,750	3,760
[4]	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,536
	Madison WI GO	1.250%	10/1/31	7,725	6,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Madison WI Metropolitan School District GO	1.375%	3/1/31	4,760	3,981
	Madison WI Metropolitan School District Miscellaneous Revenue	5.000%	9/3/24	10,000	10,111
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/28	3,125	3,138
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/29	2,785	2,801
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,070
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,016
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,906
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,599
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,937
[2]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,395
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,516
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,100
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,263
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,383
[2]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,425
[1]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,541
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,981
	Milwaukee WI GO	5.000%	4/1/28	3,025	3,224
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,385
[2]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,150
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,416
[2]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,802
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,137
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,816
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,896
[2]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,838
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,408
[2]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,513
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,867
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,345
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	519
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,928
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,044
	Oregon WI School District GO	3.050%	3/1/30	3,190	3,175
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,524
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	430
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	183
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	276
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	439
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	461
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	426
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,070	15,015
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,575	18,854
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	430
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,517
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	229
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	530	529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,351
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	458
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	610	599
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,157
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,148
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,992
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	888
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	365	357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,680	5,022
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,426
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	249
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,421
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	311
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,800	1,757
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,082
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,155
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	955
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,113
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	8,195	7,722
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/27	5,665	5,658
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	7,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	16,925	17,067
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,590
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,637
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,975
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	19,569	19,397
	Sauk Prairie School District GO	5.000%	3/1/27	225	239
	Verona Area School District GO	5.000%	4/1/25	1,695	1,737
	Waukesha School District GO	4.000%	4/1/24	780	781
	Waukesha WI GO	2.000%	10/1/26	2,455	2,350
	Waukesha WI GO	2.000%	10/1/27	3,000	2,828
	Waukesha WI GO	2.000%	10/1/28	3,000	2,780
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,941
	Wausau School District GO	5.000%	3/1/28	2,845	3,095
	Wausau School District GO	5.000%	3/1/29	4,530	5,022
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,682
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,663
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	891
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	226
[3]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.290%	5/1/25	4,265	4,240
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	354
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	618
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,078
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	959
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	154
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	504
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	984
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	201
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	6,270	6,506
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	129
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	708
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,016
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	344
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	653
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	17,347
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,890
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	209
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	339
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,130	3,263
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	346
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	910
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	298
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,096
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	193
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	309
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,036
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,013
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	8,355	8,471
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,077
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,100	9,133
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,346
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,635
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	10,075	10,472
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,587
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,440
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,345	4,802
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,885	4,290
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.430%	2/1/24	12,800	12,800
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,450
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	4.050%	8/15/54	4,500	4,429
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	838
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,025
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	455
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	851

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	807
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	753
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	774
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	786
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	685
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	702
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	756
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	740
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	4,430	4,417
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/48	4,310	4,295
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,380	1,385
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,895	1,831
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	11,245	11,614
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	2,270	2,505
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,865	1,845
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	969
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.020%	12/2/24	4,695	4,679
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,156
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	15,560	15,572
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	13,030	13,059
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	7,500	7,772

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,270	1,273
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	25,067	25,924
				624,729
Wyoming (0.1%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	120
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	121
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	97
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	185
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	229
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	126
Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	32,247
Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	1,005	985
Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,200
				37,310
Total Tax-Exempt Municipal Bonds (Cost $29,590,745)				29,271,653

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[20]	Vanguard Municipal Cash Management Fund (Cost $255,214)	4.285%	2,551,668	255,218
Total Investments (100.0%) (Cost $29,845,959)				29,526,871
Other Assets and Liabilities—Net (0.0%)				(10,074)
Net Assets (100%)				29,516,797
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2024.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $1,794,034,000, representing 6.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Securities with a value of $1,898,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
17	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Step bond.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	1,068	219,641	1,909

Short Futures Contracts
5-Year U.S. Treasury Note	March 2024	(944)	(102,321)	(1,892)
				17
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	29,271,653	—	29,271,653
Temporary Cash Investments	255,218	—	—	255,218
Total	255,218	29,271,653	—	29,526,871
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,909	—	—	1,909
Liabilities
Futures Contracts[1]	1,892	—	—	1,892
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.